Schedule of Investments - March 31, 2019
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.65%	Held	Value
COMMUNICATION SERVICES - 9.12%
Media - 7.24%
CBS Corp.	22,000	$1,045,660
Comcast Corp.	38,800	1,551,224
Discovery, Inc. (a)	96,000	2,440,320
The Interpublic Group of Companies, Inc.	20,600	432,806
News Corp.	94,300	1,173,092
Omnicom Group, Inc.	5,200	379,548
		7,022,650
Wireless Telecommunication Services - 1.88%
Vodafone Group PLC - ADR	100,363	1,824,600
TOTAL COMMUNICATION SERVICES		8,847,250

CONSUMER DISCRETIONARY - 6.06%
Auto Components - 2.44%
Adient PLC	28,874	374,207
The Goodyear Tire & Rubber Company	48,900	887,535
Magna International, Inc.	22,700	1,105,263
		2,367,005
Automobiles - 3.62%
General Motors Company	76,500	2,838,150
Harley-Davidson, Inc.	19,000	677,540
		3,515,690
TOTAL CONSUMER DISCRETIONARY		5,882,695

CONSUMER STAPLES - 4.79%
Beverages - 1.58%
PepsiCo, Inc.	12,500	1,531,875

Food Products - 1.53%
Kellogg Company	7,800	447,564
Mondelez International, Inc.	20,800	1,038,336
		1,485,900
Personal Products - 1.68%
Unilever PLC - ADR	28,200	1,627,704
TOTAL CONSUMER STAPLES		4,645,479

ENERGY - 12.91%
Energy Equipment & Services - 1.68%
Halliburton Company	23,500	688,550
National Oilwell Varco, Inc.	35,400	943,056
		1,631,606
Oil, Gas & Consumable Fuels - 11.23%
Apache Corp.	73,700	2,554,442
Hess Corp.	40,200	2,421,246
Kosmos Energy Ltd.	75,900	472,857
Marathon Oil Corp.	129,400	2,162,274
Marathon Petroleum Corp.	8,622	516,027
Murphy Oil Corp.	43,300	1,268,690
Royal Dutch Shell PLC - ADR	23,962	1,499,781
		10,895,317
TOTAL ENERGY		12,526,923

FINANCIALS - 30.06%
Banks - 11.19%
Bank of America Corp.	50,222	1,385,625
CIT Group, Inc.	10,500	503,685
Citigroup, Inc.	56,974	3,544,922
Citizens Financial Group, Inc.	43,100	1,400,750
Fifth Third Bancorp	19,100	481,702
Wells Fargo & Company	73,234	3,538,667
		10,855,351
Capital Markets - 5.45%
The Bank of New York Mellon Corp.	9,000	453,870
The Goldman Sachs Group, Inc.	12,100	2,323,079
Morgan Stanley	22,800	962,160
State Street Corp.	23,600	1,553,116
		5,292,225
Consumer Finance - 4.93%
Ally Financial, Inc.	27,600	758,724
Capital One Financial Corp.	23,100	1,887,039
Discover Financial Services	19,300	1,373,388
Synchrony Financial	24,000	765,600
		4,784,751
Diversified Financial Services - 1.49%
AXA Equitable Holdings, Inc.	72,100	1,452,094

Insurance - 7.00%
American International Group, Inc.	115,000	4,951,900
The Travelers Companies, Inc.	13,400	1,837,944
		6,789,844
TOTAL FINANCIALS		29,174,265

HEALTH CARE - 5.91%
Biotechnology - 0.51%
Biogen, Inc. (a)	2,100	496,398

Health Care Equipment & Supplies - 2.35%
Medtronic PLC	18,482	1,683,341
Zimmer Biomet Holdings, Inc.	4,700	600,190
		2,283,531
Health Care Providers & Services - 0.74%
Anthem, Inc.	2,500	717,450

Pharmaceuticals - 2.31%
GlaxoSmithKline PLC - ADR	36,300	1,516,977
Sanofi - ADR	16,300	721,764
		2,238,741
TOTAL HEALTH CARE		5,736,120

INDUSTRIALS - 12.00%
Aerospace & Defense - 0.32%
Embraer SA - ADR	16,400	311,764

Building Products - 1.30%
Johnson Controls International PLC	34,047	1,257,696

Construction & Engineering - 0.50%
Fluor Corp.	13,200	485,760

Electrical Equipment - 0.80%
Eaton Corp. PLC	9,600	773,376

Industrial Conglomerates - 4.30%
General Electric Company	417,700	4,172,823

Machinery - 4.78%
CNH Industrial NV	187,100	1,908,420
Cummins, Inc.	14,100	2,225,967
PACCAR, Inc.	7,400	504,236
		4,638,623
TOTAL INDUSTRIALS		11,640,042

INFORMATION TECHNOLOGY - 14.66%
Communications Equipment - 0.99%
Telefonaktiebolaget LM Ericsson - ADR	104,600	960,228

Electronic Equipment, Instruments & Components - 2.48%
Corning, Inc.	50,500	1,671,550
TE Connectivity Ltd.	9,100	734,825
		2,406,375
Semiconductors & Semiconductor Equipment - 0.79%
Texas Instruments, Inc.	7,200	763,704

Software - 7.27%
Microsoft Corp.	33,100	3,903,814
Oracle Corp.	50,400	2,706,984
Teradata Corp. (a)	10,200	445,230
		7,056,028
Technology Hardware, Storage & Peripherals - 3.13%
Hewlett Packard Enterprise Company	197,100	3,041,253
TOTAL INFORMATION TECHNOLOGY		14,227,588

MATERIALS - 1.46%
Containers & Packaging - 1.46%
International Paper Company	30,600	1,415,862
TOTAL MATERIALS		1,415,862

UTILITIES - 2.68%
Electric Utilities - 2.68%
PPL Corp.	39,500	1,253,730
The Southern Company	26,100	1,348,848
TOTAL UTILITIES		2,602,578

Total common stocks (Cost $112,125,794)		96,698,802
Total long-term investments (Cost $112,125,794)		96,698,802
	Principal
SHORT-TERM INVESTMENTS - 0.40%	Amount
Time Deposits - 0.40%
JPMorgan Chase & Company, 1.78%, 04/01/2019*	$385,506	385,506
Total short-term investments (Cost $385,506)		385,506

Total investments - 100.05% (Cost $112,511,300)		97,084,308

Liabilities in excess of other assets - (0.05)%		(44,228)

Net assets - 100.00%		$97,040,080

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$96,698,802
Time Deposits	385,506
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$97,084,308

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.54%	Held	Value
COMMUNICATION SERVICES - 7.88%
Media - 5.98%
CBS Corp.	108,000	$5,133,240
Comcast Corp.	279,200	11,162,416
Discovery, Inc. (a)	467,600	11,886,392
		28,182,048
Wireless Telecommunication Services - 1.90%
Vodafone Group PLC - ADR	492,744	8,958,086
TOTAL COMMUNICATION SERVICES		37,140,134

CONSUMER DISCRETIONARY - 5.46%
Auto Components - 1.81%
Adient PLC	191,891	2,486,907
Magna International, Inc.	124,600	6,066,774
		8,553,681
Automobiles - 3.65%
General Motors Company	379,400	14,075,740
Harley-Davidson, Inc.	87,500	3,120,250
		17,195,990
TOTAL CONSUMER DISCRETIONARY		25,749,671

CONSUMER STAPLES - 4.24%
Beverages - 1.57%
PepsiCo, Inc.	60,200	7,377,510

Food Products - 1.04%
Mondelez International, Inc.	98,500	4,917,120

Personal Products - 1.63%
Unilever PLC - ADR	133,500	7,705,620
TOTAL CONSUMER STAPLES		20,000,250

ENERGY - 12.89%
Energy Equipment & Services - 1.41%
National Oilwell Varco, Inc.	250,000	6,660,000

Oil, Gas & Consumable Fuels - 11.48%
Apache Corp.	332,600	11,527,916
Hess Corp.	200,200	12,058,046
Marathon Oil Corp.	609,100	10,178,061
Marathon Petroleum Corp.	39,793	2,381,611
Murphy Oil Corp.	336,900	9,871,170
Royal Dutch Shell PLC - ADR	129,672	8,116,171
		54,132,975
TOTAL ENERGY		60,792,975

FINANCIALS - 28.44%
Banks - 11.09%
Bank of America Corp.	276,049	7,616,192
Citigroup, Inc.	295,188	18,366,597
Citizens Financial Group, Inc.	263,800	8,573,500
Wells Fargo & Company	366,463	17,707,492
		52,263,781
Capital Markets - 5.25%
The Goldman Sachs Group, Inc.	75,100	14,418,449
State Street Corp.	157,400	10,358,494
		24,776,943
Consumer Finance - 3.76%
Capital One Financial Corp.	121,500	9,925,335
Discover Financial Services	109,400	7,784,904
		17,710,239
Diversified Financial Services - 1.57%
AXA Equitable Holdings, Inc.	366,500	7,381,310

Insurance - 6.77%
American International Group, Inc.	541,300	23,308,378
The Travelers Companies, Inc.	62,900	8,627,364
		31,935,742
TOTAL FINANCIALS		134,068,015

HEALTH CARE - 6.63%
Health Care Equipment & Supplies - 3.47%
Koninklijke Philips NV	60,566	2,474,727
Medtronic PLC	100,900	9,189,972
Zimmer Biomet Holdings, Inc.	36,900	4,712,130
		16,376,829
Health Care Providers & Services - 1.02%
Anthem, Inc.	16,700	4,792,566

Pharmaceuticals - 2.14%
GlaxoSmithKline PLC - ADR	162,100	6,774,159
Sanofi - ADR	74,700	3,307,716
		10,081,875
TOTAL HEALTH CARE		31,251,270

INDUSTRIALS - 12.05%
Aerospace & Defense - 0.36%
Embraer SA - ADR	90,000	1,710,900

Building Products - 2.09%
Johnson Controls International PLC	266,519	9,845,212

Industrial Conglomerates - 4.19%
General Electric Company	1,978,000	19,760,220

Machinery - 4.87%
CNH Industrial NV	874,100	8,915,820
Cummins, Inc.	73,400	11,587,658
PACCAR, Inc.	36,100	2,459,854
		22,963,332
Professional Services - 0.54%
ManpowerGroup, Inc.	30,400	2,513,776
TOTAL INDUSTRIALS		56,793,440

INFORMATION TECHNOLOGY - 13.71%
Communications Equipment - 1.30%
Telefonaktiebolaget LM Ericsson - ADR	667,000	6,123,060

Electronic Equipment, Instruments & Components - 1.74%
Corning, Inc.	247,600	8,195,560

Semiconductors & Semiconductor Equipment - 0.98%
Texas Instruments, Inc.	43,600	4,624,652

Software - 6.64%
Microsoft Corp.	155,300	18,316,082
Oracle Corp.	242,200	13,008,562
		31,324,644
Technology Hardware, Storage & Peripherals - 3.05%
Hewlett Packard Enterprise Company	930,900	14,363,787
TOTAL INFORMATION TECHNOLOGY		64,631,703

MATERIALS - 1.68%
Containers & Packaging - 1.68%
International Paper Company	171,000	7,912,170
TOTAL MATERIALS		7,912,170

UTILITIES - 2.56%
Electric Utilities - 2.56%
PPL Corp.	187,100	5,938,554
The Southern Company	118,800	6,139,584
TOTAL UTILITIES		12,078,138

Total common stocks (Cost $486,929,193)		450,417,766
Total long-term investments (Cost $486,929,193)		450,417,766
	Principal
SHORT-TERM INVESTMENTS - 4.43%	Amount
Time Deposits - 4.43%
Barclays PLC, 1.78%, 04/01/2019 *	$20,883,816	20,883,816
Total short-term investments (Cost $20,883,816)		20,883,816

Total investments - 99.97% (Cost $507,813,009)		471,301,582

Other assets in excess of liabilities - 0.03%		151,561

Net assets - 100.00%		$471,453,143

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$450,417,766
Time Deposits	20,883,816
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$471,301,582

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.65%	Held		Value
COMMUNICATION SERVICES - 4.99%
Media - 4.99%
CBS Corp.		143,800	$6,834,814
Discovery, Inc. (a)		1,552,900	39,474,718
The Interpublic Group of Companies, Inc.		308,400	6,479,484
News Corp.		1,124,100	13,983,804
TOTAL COMMUNICATION SERVICES			66,772,820

CONSUMER DISCRETIONARY - 13.41%
Auto Components - 5.28%
Adient PLC		1,155,000	14,968,800
The Goodyear Tire & Rubber Company		1,986,000	36,045,900
Magna International, Inc.		401,300	19,539,297
			70,553,997
Automobiles - 0.49%
Harley-Davidson, Inc.		184,000	6,561,440

Household Durables - 2.63%
TRI Pointe Group, Inc. (a)		2,785,600	35,209,984

Specialty Retail - 5.01%
Bed Bath & Beyond, Inc.		1,355,200	23,024,848
Office Depot, Inc.		12,104,900	43,940,787
			66,965,635
TOTAL CONSUMER DISCRETIONARY			179,291,056

CONSUMER STAPLES - 1.64%
Food Products - 1.64%
Bunge Ltd.		412,400	21,886,068
TOTAL CONSUMER STAPLES			21,886,068

ENERGY - 20.49%
Energy Equipment & Services - 5.26%
C&J Energy Services, Inc. (a)		1,838,000	28,525,760
Frank's International NV (a)		860,800	5,345,568
McDermott International, Inc. (a)		2,063,333	15,351,200
Superior Energy Services, Inc. (a)		4,518,100	21,099,527
			70,322,055
Oil, Gas & Consumable Fuels - 15.23%
Apache Corp.		543,100	18,823,846
Cairn Energy PLC (a) (v)		18,546,700	39,088,635
Hess Corp.		59,500	3,583,685
Kosmos Energy Ltd.		9,539,100	59,428,593
Marathon Oil Corp.		181,800	3,037,878
Murphy Oil Corp.		479,200	14,040,560
Ophir Energy PLC (a)		3,624,900	2,686,405
Whiting Petroleum Corp. (a)		2,407,925	62,943,160
			203,632,762
TOTAL ENERGY			273,954,817

FINANCIALS - 24.87%
Banks - 12.68%
CIT Group, Inc.		1,040,624	49,918,733
Citizens Financial Group, Inc.		1,574,700	51,177,750
Fifth Third Bancorp		368,000	9,280,960
First Horizon National Corp.		668,400	9,344,232
KeyCorp		218,900	3,447,675
Popular, Inc.		890,400	46,416,552
			169,585,902
Capital Markets - 0.49%
State Street Corp.		99,300	6,534,933

Consumer Finance - 6.05%
Ally Financial, Inc.		636,900	17,508,381
Discover Financial Services		248,000	17,647,680
Santander Consumer USA Holdings, Inc.		517,900	10,943,227
SLM Corp.		1,049,400	10,399,554
Synchrony Financial		762,500	24,323,750
			80,822,592
Diversified Financial Services - 1.83%
AXA Equitable Holdings, Inc.		1,216,800	24,506,352

Insurance - 3.82%
Alleghany Corp. (a)		11,000	6,736,400
CNO Financial Group, Inc.		1,651,300	26,718,034
Enstar Group Ltd. (a)		101,000	17,574,000
			51,028,434
TOTAL FINANCIALS			332,478,213

HEALTH CARE - 2.11%
Health Care Equipment & Supplies - 0.50%
Zimmer Biomet Holdings, Inc.		52,300	6,678,710

Pharmaceuticals - 1.61%
Mallinckrodt PLC (a)		989,300	21,507,382
TOTAL HEALTH CARE			28,186,092

INDUSTRIALS - 14.51%
Aerospace & Defense - 1.83%
Embraer SA - ADR		1,286,500	24,456,365

Air Freight & Logistics - 2.50%
Royal Mail PLC (v)		10,767,500	33,457,982

Construction & Engineering - 1.68%
Fluor Corp.		152,800	5,623,040
KBR, Inc.		885,400	16,902,286
			22,525,326
Machinery - 3.66%
Allison Transmission Holdings, Inc.		147,500	6,625,700
Cummins, Inc.		114,100	18,012,967
Navistar International Corp. (a)		751,900	24,286,370
			48,925,037
Professional Services - 1.14%
ManpowerGroup, Inc.		184,600	15,264,574

Road & Rail - 3.70%
AMERCO		99,100	36,816,641
Avis Budget Group, Inc. (a)		361,900	12,615,834
			49,432,475
TOTAL INDUSTRIALS			194,061,759

INFORMATION TECHNOLOGY - 10.89%
Communications Equipment - 3.11%
ARRIS International PLC (a)		465,400	14,711,294
CommScope Holding Company, Inc. (a)		773,600	16,810,328
Telefonaktiebolaget LM Ericsson - ADR		1,092,400	10,028,232
			41,549,854
Electronic Equipment, Instruments & Components - 3.81%
Avnet, Inc.		896,200	38,868,194
Corning, Inc.		364,100	12,051,710
			50,919,904
Software - 0.46%
Teradata Corp. (a)		141,900	6,193,935

Technology Hardware, Storage & Peripherals - 3.51%
Hewlett Packard Enterprise Company		3,040,700	46,918,001
TOTAL INFORMATION TECHNOLOGY			145,581,694

REAL ESTATE - 2.80%
Equity Real Estate Investment Trusts - 2.80%
Colony Capital, Inc.		1,897,100	10,092,572
The GEO Group, Inc.		1,427,550	27,408,960
TOTAL REAL ESTATE			37,501,532

UTILITIES - 1.94%
Electric Utilities - 1.44%
PPL Corp.		608,500	19,313,790

Independent Power and Renewable Electricity Producers - 0.50%
NRG Energy, Inc.		156,400	6,643,872
TOTAL UTILITIES			25,957,662

Total common stocks (Cost $1,334,166,881)			1,305,671,713

Total long-term investments (Cost $1,334,166,881)			1,305,671,713
	Principal
SHORT-TERM INVESTMENTS - 1.88%	Amount
Time Deposits - 1.88%
Brown Brothers Harriman & Co., 0.37%, 04/01/2019*	GBP	210	273
JPMorgan Chase & Company, 1.78%, 04/01/2019*		$25,196,745	25,196,745
Total short-term investments (Cost $25,197,015)			25,197,018

Total investments - 99.53% (Cost $1,359,363,896)			1,330,868,731

Other assets in excess of liabilities - 0.47%			6,236,524

Net assets - 100.00%			$1,337,105,255

(a)	- Non-income producing security.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $72,546,617, which represented 5.43% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments in Affiliated Issuers. An issuer in which the Fund's holdings represent 5% or more of the oustanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2019, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation	Value at
Issuer Name	July 1, 2018	Purchases	Sales	Gains (Losses)	(Depreciation)	March 31, 2019	Dividends
Ophir Energy PLC+	$37,708,315	$-	$(38,423,093)	$(83,933,362)	$87,334,545	$2,686,405	$-
	$37,708,315	$-	$(38,423,093)	$(83,933,362)	$87,334,545	$2,686,405	$-

+	Issuer was not an affiliate as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$1,233,125,096
Time Deposits	25,197,018
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	39,088,635
Industrials	33,457,982
Level 3 --- Significant unobservable inputs	-

Total Investments	$1,330,868,731

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.20%	Held		Value
COMMUNICATION SERVICES - 1.10%
Media - 1.10%
MDC Partners, Inc. (a) (o)		3,509,900	$7,897,275
TOTAL COMMUNICATION SERVICES			7,897,275

CONSUMER DISCRETIONARY - 5.56%
Household Durables - 0.69%
TRI Pointe Group, Inc. (a)		391,600	4,949,824

Specialty Retail - 4.87%
Group 1 Automotive, Inc.		65,800	4,257,260
Office Depot, Inc.		4,530,500	16,445,715
Sonic Automotive, Inc.		959,500	14,210,195
			34,913,170
TOTAL CONSUMER DISCRETIONARY			39,862,994

ENERGY - 9.74%
Energy Equipment & Services - 5.29%
C&J Energy Services, Inc. (a)		621,300	9,642,576
Frank's International NV (a)		3,581,600	22,241,736
Key Energy Services, Inc. (a) (l)		254,900	1,034,894
McDermott International, Inc. (a)		155,800	1,159,152
Nine Energy Service, Inc. (a)		115,500	2,616,075
Quintana Energy Services, Inc. (a)		277,700	1,199,664
			37,894,097
Oil, Gas & Consumable Fuels - 4.45%
Altus Midstream Company (a) (l)		353,000	2,082,700
Berry Petroleum Corp.		294,300	3,396,222
Cairn Energy PLC (a) (v)		734,400	1,547,806
Kosmos Energy Ltd.		1,734,800	10,807,804
Rockhopper Exploration PLC (a) (v)		5,054,700	1,503,473
Talos Energy, Inc. (a)		62,200	1,652,032
Whiting Petroleum Corp. (a)		416,825	10,895,806
			31,885,843
TOTAL ENERGY			69,779,940

FINANCIALS - 33.44%
Banks - 17.67%
Associated Banc-Corp		367,700	7,850,395
The Bank of NT Butterfield & Son Ltd.		631,300	22,651,044
First Hawaiian, Inc.		1,535,700	40,004,985
First Horizon National Corp.		1,504,731	21,036,139
Investors Bancorp, Inc.		258,000	3,057,300
Popular, Inc.		517,900	26,998,127
TCF Financial Corp.		242,900	5,025,601
			126,623,591
Capital Markets - 3.11%
BrightSphere Investment Group PLC		314,800	4,268,688
Stifel Financial Corp.		341,200	18,001,712
			22,270,400
Consumer Finance - 1.54%
SLM Corp.		1,111,600	11,015,956

Insurance - 10.62%
CNO Financial Group, Inc.		1,229,900	19,899,782
Enstar Group Ltd. (a)		220,579	38,380,746
Global Indemnity Ltd.		381,636	11,594,102
Horace Mann Educators Corp.		177,300	6,242,733
			76,117,363
Thrifts & Mortgage Finance - 0.50%
Luther Burbank Corp.		251,200	2,537,120
TFS Financial Corp.		61,700	1,016,199
			3,553,319
TOTAL FINANCIALS			239,580,629

HEALTH CARE - 3.13%
Health Care Providers & Services - 3.13%
Hanger, Inc. (a)		1,177,500	22,431,375
TOTAL HEALTH CARE			22,431,375

INDUSTRIALS - 23.11%
Aerospace & Defense - 2.06%
Embraer SA - ADR		774,600	14,725,146

Airlines - 3.16%
WestJet Airlines Ltd.		1,555,000	22,609,084

Building Products - 4.59%
Armstrong Flooring, Inc. (a)		224,800	3,057,280
Masonite International Corp. (a)		459,500	22,924,455
Resideo Technologies, Inc. (a)		358,100	6,907,749
			32,889,484
Commercial Services & Supplies - 1.09%
Quad/Graphics, Inc.		654,100	7,783,790

Construction & Engineering - 4.03%
KBR, Inc.		613,700	11,715,533
Tutor Perini Corp. (a)		1,003,400	17,178,208
			28,893,741
Machinery - 2.59%
EnPro Industries, Inc.		43,200	2,784,240
Miller Industries, Inc.		390,400	12,043,840
Navistar International Corp. (a)		116,300	3,756,490
			18,584,570
Marine - 3.41%
Matson, Inc.		677,800	24,461,802

Professional Services - 1.04%
Hudson Global, Inc. (a) (o)		2,187,600	3,325,152
ManpowerGroup, Inc.		50,100	4,142,769
			7,467,921
Trading Companies & Distributors - 1.14%
Rush Enterprises, Inc.		195,400	8,169,674
TOTAL INDUSTRIALS			165,585,212

INFORMATION TECHNOLOGY - 8.41%
Communications Equipment - 2.18%
ARRIS International PLC (a)		148,700	4,700,407
Casa Systems, Inc. (a)		206,500	1,713,950
CommScope Holding Company, Inc. (a)		423,600	9,204,828
			15,619,185
Electronic Equipment, Instruments & Components - 4.90%
Avnet, Inc.		720,200	31,235,074
Belden, Inc.		71,400	3,834,180
			35,069,254
Semiconductors & Semiconductor Equipment - 1.33%
Diodes, Inc. (a)		275,200	9,549,440
TOTAL INFORMATION TECHNOLOGY			60,237,879

MATERIALS - 0.00%
Metals & Mining - 0.00%
Noranda Aluminum Holding Corp. (a)(o)		800,300	13,285
TOTAL MATERIALS			13,285

REAL ESTATE - 8.92%
Equity Real Estate Investment Trusts - 8.92%
Colony Capital, Inc.		1,367,700	7,276,164
The GEO Group, Inc.		711,144	13,653,965
Seritage Growth Properties (l)		966,900	42,969,036
TOTAL REAL ESTATE			63,899,165

UTILITIES - 2.79%
Electric Utilities - 2.29%
Portland General Electric Company		316,200	16,391,808

Multi-Utilities - 0.50%
Avista Corp.		88,500	3,594,870
TOTAL UTILITIES			19,986,678

Total common stocks (Cost $704,790,162)			689,274,432
Total long-term investments (Cost $704,790,162)			689,274,432

COLLATERAL FOR SECURITIES ON LOAN - 3.82%
Money Market Funds - 3.82%
Invesco Government & Agency Portfolio - Institutional Class, 2.34%^		27,400,681	27,400,681
Total collateral for securities on loan (Cost $27,400,681)			27,400,681

	Principal
SHORT-TERM INVESTMENTS - 3.74%	Amount
Time Deposits - 3.74%
Barclays PLC, 1.78%, 04/01/2019 *		$26,688,908	26,688,908
Brown Brothers Harriman & Co., 0.80%, 04/01/2019 *	CAD	185,143	138,544
Total short-term investments (Cost $26,827,451)			26,827,452

Total investments - 103.76% (Cost $759,018,294)			743,502,565

Liabilities in excess of other assets - (3.76)%			(26,980,284)

Net assets - 100.00%			$716,522,281

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $26,817,692.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2019, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation	Value at
Issuer Name	July 1, 2018	Purchases	Sales	Gains (Losses)	(Depreciation)	March 31, 2019	Dividends
Hudson Global, Inc.	$3,543,912	$-	$-	$-	$(218,760)	$3,325,152	$-
MDC Partners, Inc.	11,531,740	2,593,894	-	-	(6,228,359)	7,897,275	-
Noranda Aluminum Holding Corp.	24,569	-	-	-	(11,284)	13,285	-
	$15,100,221	$2,593,894	$-	$-	$(6,458,403)	$11,235,712	$-

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $3,051,279, which represented 0.43% of net assets.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
^	- Rate shown is the 7-day yield as of March 31, 2019.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$686,209,868
Money Market Funds	27,400,681
Time Deposits	26,827,452
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	3,051,279
Materials	13,285
Level 3 --- Significant unobservable inputs	-

Total Investments	$743,502,565

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.44%	Held	Value
COMMUNICATION SERVICES - 1.72%
Media - 1.72%
Emerald Expositions Events, Inc.	18,200	$231,140
Entravision Communications Corp.	88,865	287,922
Gray Television, Inc. (a)	7,131	152,318
MDC Partners, Inc. (a)	85,871	193,210
Meredith Corp.	2,745	151,689
MSG Networks, Inc. (a)	10,089	219,436
TEGNA, Inc.	6,337	89,352
TOTAL COMMUNICATION SERVICES		1,325,067

CONSUMER DISCRETIONARY - 12.43%
Auto Components - 1.82%
Adient PLC	17,595	228,031
Cooper Tire & Rubber Company	7,559	225,939
Cooper-Standard Holdings, Inc. (a)	5,935	278,708
Delphi Technologies PLC (a)	4,200	80,892
Motorcar Parts of America, Inc. (a)	10,869	205,098
Stoneridge, Inc. (a)	2,827	81,587
Tower International, Inc.	14,394	302,705
		1,402,960
Automobiles - 0.68%
Thor Industries, Inc.	4,800	299,376
Winnebago Industries, Inc.	7,200	224,280
		523,656
Diversified Consumer Services - 0.38%
Sotheby's (a)	5,700	215,175
Weight Watchers International, Inc. (a)	3,900	78,585
		293,760
Hotels, Restaurants & Leisure - 0.58%
Hilton Grand Vacations, Inc. (a)	4,892	150,918
Wyndham Destinations, Inc.	7,400	299,626
		450,544
Household Durables - 3.10%
Century Communities, Inc. (a)	13,166	315,589
Ethan Allen Interiors, Inc.	8,025	153,518
Flexsteel Industries, Inc.	3,214	74,533
Green Brick Partners, Inc. (a)	8,780	76,825
Hooker Furniture Corp.	5,575	160,727
LGI Homes, Inc. (a)	2,543	153,190
M/I Homes, Inc. (a)	5,723	152,346
Meritage Homes Corp. (a)	5,169	231,106
Taylor Morrison Home Corp. (a)	18,610	330,328
TRI Pointe Group, Inc. (a)	23,921	302,361
Tupperware Brands Corp.	5,962	152,508
William Lyon Homes (a)	5,273	81,046
ZAGG, Inc. (a)	23,679	214,769
		2,398,846
Internet & Catalog Retail - 0.19%
PetMed Express, Inc.	3,300	75,174
Shutterfly, Inc. (a)	1,700	69,088
		144,262
Leisure Products - 0.55%
Johnson Outdoors, Inc.	2,400	171,264
Nautilus, Inc. (a)	46,374	257,839
		429,103
Multiline Retail - 0.21%
Dillard's, Inc.	2,300	165,646

Specialty Retail - 4.50%
Asbury Automotive Group, Inc. (a)	3,314	229,859
AutoNation, Inc. (a)	6,600	235,752
Bed Bath & Beyond, Inc.	16,314	277,175
The Buckle, Inc.	4,300	80,496
Camping World Holdings, Inc.	18,200	253,162
The Children's Place, Inc.	1,700	165,376
GameStop Corp.	6,985	70,968
Group 1 Automotive, Inc.	5,028	325,312
Haverty Furniture Companies, Inc.	3,598	78,724
Hibbett Sports, Inc. (a)	13,373	305,038
Lithia Motors, Inc.	3,472	322,028
Murphy USA, Inc. (a)	2,011	172,182
Office Depot, Inc.	95,046	345,017
Penske Automotive Group, Inc.	3,500	156,275
Sonic Automotive, Inc.	21,520	318,711
Sportsman's Warehouse Holdings, Inc. (a)	12,752	61,210
Zumiez, Inc. (a)	3,100	77,159
		3,474,444
Textiles, Apparel & Luxury Goods - 0.42%
Movado Group, Inc.	7,012	255,097
Unifi, Inc. (a)	3,400	65,790
		320,887
TOTAL CONSUMER DISCRETIONARY		9,604,108

CONSUMER STAPLES - 1.02%
Food & Staples Retailing - 0.09%
Village Super Market, Inc.	2,616	71,495

Food Products - 0.23%
Sanderson Farms, Inc.	1,347	177,588

Household Products - 0.30%
Energizer Holdings, Inc.	5,100	229,143

Personal Products - 0.20%
Natural Health Trends Corp.	12,159	157,581

Tobacco - 0.20%
Universal Corp.	2,700	155,601
TOTAL CONSUMER STAPLES		791,408

ENERGY - 11.71%
Energy Equipment & Services - 5.48%
Apergy Corp. (a)	8,000	328,480
C&J Energy Services, Inc. (a)	19,993	310,291
Cactus, Inc. (a)	4,200	149,520
Dril-Quip, Inc. (a)	5,952	272,899
Frank's International NV (a)	49,650	308,327
FTS International, Inc. (a)	7,600	76,000
Hi-Crush Partners LP	18,400	81,880
Keane Group, Inc. (a)	31,100	338,679
Liberty Oilfield Services, Inc.	15,000	230,850
Mammoth Energy Services, Inc.	13,000	216,450
Nine Energy Service, Inc. (a)	3,100	70,215
Oceaneering International, Inc. (a)	9,360	147,607
Oil States International, Inc. (a)	14,900	252,704
Patterson-UTI Energy, Inc.	10,900	152,818
ProPetro Holding Corp. (a)	12,800	288,512
RPC, Inc.	14,500	165,445
Select Energy Services, Inc. (a)	24,600	295,692
Smart Sand, Inc. (a)	51,015	227,017
Solaris Oilfield Infrastructure, Inc.	14,600	240,024
US Well Services, Inc. (a)	9,700	77,406
		4,230,816
Oil, Gas & Consumable Fuels - 6.23%
Altus Midstream Company (a)	24,700	145,730
Berry Petroleum Corp.	26,100	301,194
Bonanza Creek Energy, Inc. (a)	13,600	308,584
Callon Petroleum Company (a)	20,731	156,519
Contango Oil & Gas Company (a)	46,473	146,390
Delek US Holdings, Inc.	4,300	156,606
Earthstone Energy, Inc. (a)	47,387	335,500
Gulfport Energy Corp. (a)	19,331	155,035
HighPoint Resources Corp. (a)	29,000	64,090
Hoegh LNG Partners LP	13,100	256,105
Kosmos Energy Ltd.	54,873	341,858
Laredo Petroleum, Inc. (a)	47,500	146,775
Noble Midstream Partners LP	4,600	165,646
Northern Oil and Gas, Inc. (a)	62,800	172,072
Oasis Midstream Partners LP	7,800	158,496
Par Pacific Holdings, Inc. (a)	13,600	242,216
PBF Logistics LP	3,389	71,237
Penn Virginia Corp. (a)	2,800	123,480
QEP Resources, Inc. (a)	19,168	149,319
Renewable Energy Group, Inc. (a)	6,539	143,596
REX American Resources Corp. (a)	3,878	312,606
SM Energy Company	9,608	168,044
Talos Energy, Inc. (a)	3,500	92,960
Whiting Petroleum Corp. (a)	12,745	333,154
World Fuel Services Corp.	5,904	170,567
		4,817,779
TOTAL ENERGY		9,048,595

FINANCIALS - 30.59%
Banks - 16.26%
1st Source Corp.	4,966	223,023
Amalgamated Bank	8,500	133,025
American National Bankshares, Inc.	2,252	78,640
Associated Banc-Corp	14,300	305,305
Bank of Hawaii Corp.	1,900	149,853
BankUnited, Inc.	9,300	310,620
Bar Harbor Bankshares	3,046	78,800
Berkshire Hills Bancorp, Inc.	2,600	70,824
Boston Private Financial Holdings, Inc.	14,400	157,824
Bridge Bancorp, Inc.	5,270	154,411
Brookline Bancorp, Inc.	15,976	230,054
Bryn Mawr Bank Corp.	2,000	72,260
Camden National Corp.	3,516	146,688
Carolina Financial Corp.	8,986	310,826
Cathay General Bancorp	6,922	234,725
Chemical Financial Corp.	3,800	156,408
City Holding Company	1,980	150,856
Community Trust Bancorp, Inc.	3,670	150,690
ConnectOne Bancorp, Inc.	11,800	232,460
Customers Bancorp, Inc. (a)	16,964	310,611
Eagle Bancorp, Inc. (a)	2,700	135,540
Financial Institutions, Inc.	5,231	142,179
First BanCorp	27,236	312,125
First Business Financial Services, Inc.	3,435	68,769
First Financial Bancorp	2,800	67,368
First Financial Corp.	3,603	151,326
First Hawaiian, Inc.	11,470	298,794
First Internet Bancorp	12,589	243,345
First Mid-Illinois Bancshares, Inc.	2,242	74,703
Flushing Financial Corp.	10,048	220,353
FNB Corp.	21,300	225,780
Franklin Financial Network, Inc.	10,840	314,467
Fulton Financial Corp.	4,600	71,208
Great Southern Bancorp, Inc.	1,400	72,660
Great Western Bancorp, Inc.	7,266	229,533
Hancock Whitney Corp.	3,700	149,480
Hanmi Financial Corp.	15,017	319,411
Hilltop Holdings, Inc.	17,587	320,962
Home BancShares, Inc.	9,000	158,130
HomeTrust Bancshares, Inc.	2,829	71,291
Hope Bancorp, Inc.	23,943	313,174
Horizon Bancorp, Inc.	4,500	72,405
IBERIABANK Corp.	2,000	143,420
International Bancshares Corp.	5,936	225,746
Investors Bancorp, Inc.	26,124	309,569
Lakeland Bancorp, Inc.	9,400	140,342
Live Oak Bancshares, Inc.	21,995	321,346
Midland States Bancorp, Inc.	12,443	299,379
MidWestOne Financial Group, Inc.	2,594	70,687
Northrim BanCorp, Inc.	1,974	67,945
Old National Bancorp	4,474	73,374
Opus Bank	7,100	140,580
Orrstown Financial Services, Inc.	3,749	69,694
Pacific Premier Bancorp, Inc.	5,900	156,527
Park National Corp.	800	75,800
Peapack Gladstone Financial Corp.	8,926	234,040
RBB Bancorp	3,552	66,778
Sandy Spring Bancorp, Inc.	4,545	142,168
Simmons First National Corp.	2,900	70,992
South State Corp.	3,400	232,356
Southern National Bancorp of Virginia, Inc.	9,766	143,072
TCF Financial Corp.	11,300	233,797
Texas Capital Bancshares, Inc. (a)	5,600	305,704
TowneBank	2,800	69,300
TriCo Bancshares	4,064	159,675
Triumph Bancorp, Inc. (a)	5,300	155,767
Trustmark Corp.	9,061	304,721
Union Bankshares Corp.	4,373	141,379
Univest Financial Corp.	3,100	75,826
Valley National Bancorp	31,700	303,686
West Bancorporation, Inc.	3,449	71,325
Wintrust Financial Corp.	1,000	67,330
		12,563,231
Capital Markets - 3.66%
AllianceBernstein Holding LP	5,234	151,210
BrightSphere Investment Group PLC	22,923	310,835
Ellington Financial, Inc.	18,489	330,953
Federated Investors, Inc.	5,505	161,352
GAIN Capital Holdings, Inc.	10,900	68,452
GAMCO Investors, Inc.	3,836	78,638
Greenhill & Company, Inc.	10,665	229,404
Legg Mason, Inc.	10,897	298,251
Och-Ziff Capital Management Group LLC	6,011	98,641
Oppenheimer Holdings, Inc.	8,491	220,936
Stifel Financial Corp.	2,900	153,004
Victory Capital Holdings, Inc. (a)	18,827	282,782
Virtus Investment Partners, Inc.	2,300	224,365
Waddell & Reed Financial, Inc.	8,748	151,253
Westwood Holdings Group, Inc.	2,000	70,540
		2,830,616
Consumer Finance - 0.55%
Navient Corp.	24,790	286,820
SLM Corp.	13,800	136,758
		423,578
Diversified Financial Services - 0.39%
FGL Holdings	38,650	304,176

Insurance - 4.15%
Ambac Financial Group, Inc. (a)	7,987	144,724
American Equity Investment Life Holding Company	5,526	149,313
CNO Financial Group, Inc.	18,086	292,631
Employers Holdings, Inc.	3,485	139,783
Enstar Group Ltd. (a)	1,749	304,326
Global Indemnity Ltd.	4,148	126,016
Horace Mann Educators Corp.	8,564	301,538
MBIA, Inc. (a)	31,846	303,174
National Western Life Group, Inc.	1,125	295,279
ProAssurance Corp.	8,467	293,043
Protective Insurance Corp.	3,400	62,968
Stewart Information Services Corp.	7,391	315,523
Third Point Reinsurance Ltd. (a)	20,898	216,921
White Mountains Insurance Group Ltd.	281	260,060
		3,205,299
Mortgage Real Estate Investment Trusts - 1.82%
Ares Commercial Real Estate Corp.	16,804	255,253
Colony Credit Real Estate, Inc.	18,182	284,730
Exantas Capital Corp.	22,071	234,615
Great Ajax Corp.	6,060	83,264
PennyMac Mortgage Investment Trust	15,752	326,224
Ready Capital Corp.	14,991	219,919
		1,404,005
Thrifts & Mortgage Finance - 3.76%
Capitol Federal Financial, Inc.	11,783	157,303
Dime Community Bancshares, Inc.	15,563	291,495
FS Bancorp, Inc.	1,500	75,720
HomeStreet, Inc. (a)	11,378	299,810
Luther Burbank Corp.	14,885	150,339
Merchants Bancorp	7,260	156,090
Meridian Bancorp, Inc.	9,600	150,624
Northfield Bancorp, Inc.	15,677	217,910
OceanFirst Financial Corp.	6,100	146,766
Oritani Financial Corp.	17,946	298,442
Southern Missouri Bancorp, Inc.	2,259	69,577
Sterling Bancorp, Inc.	7,662	77,693
Territorial Bancorp, Inc.	2,792	75,133
TrustCo Bank Corp.	28,064	217,777
United Financial Bancorp, Inc.	9,800	140,630
Washington Federal, Inc.	10,444	301,727
Waterstone Financial, Inc.	4,683	77,082
		2,904,118
TOTAL FINANCIALS		23,635,023

HEALTH CARE - 1.50%
Biotechnology - 0.28%
Anika Therapeutics, Inc. (a)	7,073	213,888

Health Care Providers & Services - 0.80%
Hanger, Inc. (a)	16,400	312,419
Magellan Health, Inc. (a)	4,706	310,220
		622,639
Pharmaceuticals - 0.42%
Taro Pharmaceutical Industries Ltd.	3,000	324,270
TOTAL HEALTH CARE		1,160,797

INDUSTRIALS - 16.62%
Aerospace & Defense - 0.78%
National Presto Industries, Inc.	2,794	303,289
Vectrus, Inc. (a)	11,155	296,611
		599,900
Airlines - 0.59%
Allegiant Travel Company	1,104	142,935
Hawaiian Holdings, Inc.	12,010	315,262
		458,197
Building Products - 2.23%
Apogee Enterprises, Inc.	8,656	324,514
Armstrong Flooring, Inc. (a)	21,295	289,612
Builders FirstSource, Inc. (a)	5,705	76,105
Caesarstone Ltd.	19,572	305,519
Masonite International Corp. (a)	5,941	296,396
Resideo Technologies, Inc. (a)	11,200	216,048
Universal Forest Products, Inc.	7,194	215,029
		1,723,223
Commercial Services & Supplies - 2.02%
ACCO Brands Corp.	27,019	231,283
Deluxe Corp.	7,315	319,811
Ennis, Inc.	7,377	153,147
Herman Miller, Inc.	6,394	224,941
Interface, Inc.	9,800	150,136
Knoll, Inc.	7,346	138,913
Quad/Graphics, Inc.	23,310	277,389
Steelcase, Inc.	4,515	65,693
		1,561,313
Construction & Engineering - 1.93%
KBR, Inc.	17,025	325,007
MasTec, Inc. (a)	5,300	254,930
MYR Group, Inc. (a)	6,884	238,393
Primoris Services Corp.	10,903	225,474
Tutor Perini Corp. (a)	17,601	301,329
Valmont Industries, Inc.	1,096	142,590
		1,487,723
Electrical Equipment - 0.46%
AZZ, Inc.	3,300	135,070
Encore Wire Corp.	1,396	79,879
Preformed Line Products Company	1,227	65,141
Thermon Group Holdings, Inc. (a)	3,083	75,564
		355,654
Machinery - 4.90%
Alamo Group, Inc.	860	85,948
Astec Industries, Inc.	2,000	75,520
Blue Bird Corp. (a)	16,730	283,239
Commercial Vehicle Group, Inc. (a)	38,015	291,575
EnPro Industries, Inc.	4,580	295,181
Global Brass & Copper Holdings, Inc.	9,321	321,015
Graham Corp.	7,189	141,120
The Greenbrier Companies, Inc.	8,799	283,592
Hyster-Yale Materials Handling, Inc.	3,627	226,180
Meritor, Inc. (a)	14,313	291,270
Mueller Water Products, Inc.	21,500	215,860
Navistar International Corp. (a)	9,436	304,783
REV Group, Inc.	33,593	367,843
Terex Corporation	4,400	141,372
The Timken Company	3,561	155,331
Wabash National Corp.	22,812	309,103
		3,788,932
Marine - 0.42%
Matson, Inc.	8,983	324,196

Professional Services - 1.85%
Barrett Business Services, Inc.	3,337	258,050
GP Strategies Corp. (a)	17,583	213,633
InnerWorkings, Inc. (a)	59,562	215,614
Kelly Services, Inc.	10,330	227,880
Korn Ferry	4,876	218,347
Resources Connection, Inc.	17,885	295,819
		1,429,343
Road & Rail - 0.46%
Covenant Transportation Group, Inc. (a)	11,600	220,168
Schneider National, Inc.	6,600	138,930
		359,098
Trading Companies & Distributors - 0.98%
Aircastle Ltd.	3,900	78,936
Rush Enterprises, Inc.	7,298	305,129
Triton International Ltd.	4,700	146,170
WESCO International, Inc. (a)	4,265	226,088
		756,323
TOTAL INDUSTRIALS		12,843,902

INFORMATION TECHNOLOGY - 10.97%
Communications Equipment - 2.46%
Casa Systems, Inc. (a)	26,300	218,290
CommScope Holding Company, Inc. (a)	13,400	291,182
Comtech Telecommunications Corp.	2,977	69,126
Digi International, Inc. (a)	11,739	148,733
Extreme Networks, Inc. (a)	19,100	143,059
NETGEAR, Inc. (a)	8,969	297,053
Plantronics, Inc.	1,600	73,776
Quantenna Communications, Inc. (a)	17,449	424,535
Ribbon Communications, Inc. (a)	44,987	231,683
		1,897,437
Electronic Equipment, Instruments & Components - 4.81%
Anixter International, Inc. (a)	3,868	217,033
AVX Corp.	12,727	220,686
Belden, Inc.	5,500	295,350
Benchmark Electronics, Inc.	8,463	222,154
Daktronics, Inc.	18,727	139,516
II-VI, Inc. (a)	3,900	145,236
Insight Enterprises, Inc. (a)	4,168	229,490
Jabil, Inc.	8,300	220,697
Kimball Electronics, Inc. (a)	9,700	150,253
Methode Electronics, Inc.	10,959	315,401
PC Connection, Inc.	8,216	301,281
Plexus Corp. (a)	3,956	241,118
Sanmina Corp. (a)	7,335	211,615
ScanSource, Inc. (a)	1,953	69,956
Tech Data Corp. (a)	2,935	300,573
TTM Technologies, Inc. (a)	19,092	223,949
Vishay Intertechnology, Inc.	11,526	212,885
		3,717,193
IT Services - 0.61%
CSG Systems International, Inc.	5,710	241,533
NIC, Inc.	13,573	231,963
		473,496
Semiconductors & Semiconductor Equipment - 2.79%
Advanced Energy Industries, Inc. (a)	4,591	228,081
Amkor Technology, Inc. (a)	8,222	70,216
Aquantia Corp. (a)	18,348	166,233
Cirrus Logic, Inc. (a)	5,962	250,821
Diodes, Inc. (a)	8,279	287,281
Ichor Holdings Ltd. (a)	14,479	326,936
Photronics, Inc. (a)	31,754	300,075
SolarEdge Technologies, Inc. (a)	6,000	226,080
Ultra Clean Holdings, Inc. (a)	29,100	301,185
		2,156,908
Software - 0.30%
Ebix, Inc.	4,600	227,102
TOTAL INFORMATION TECHNOLOGY		8,472,136

MATERIALS - 4.72%
Chemicals - 1.60%
American Vanguard Corp.	4,229	72,823
Cabot Corp.	5,400	224,802
Innophos Holdings, Inc.	7,700	232,078
Innospec, Inc.	1,965	163,783
Koppers Holdings, Inc. (a)	3,080	80,018
Minerals Technologies, Inc.	2,584	151,913
Rayonier Advanced Materials, Inc.	11,805	160,076
Valvoline, Inc.	8,000	148,480
		1,233,973
Construction Materials - 0.22%
Eagle Materials, Inc.	2,000	168,600

Containers & Packaging - 0.21%
Greif, Inc.	3,900	160,875

Metals & Mining - 1.37%
Cleveland-Cliffs, Inc.	23,740	237,163
Compass Minerals International, Inc.	4,295	233,519
Kaiser Aluminum Corp.	2,197	230,092
SunCoke Energy Partners LP	10,627	132,306
Worthington Industries, Inc.	6,100	227,652
		1,060,732
Paper & Forest Products - 1.32%
Boise Cascade Company	8,000	214,080
Clearwater Paper Corp. (a)	11,018	214,631
Louisiana-Pacific Corp.	9,000	219,420
Mercer International, Inc.	5,300	71,603
Schweitzer-Mauduit International, Inc.	7,870	304,726
		1,024,460
TOTAL MATERIALS		3,648,640

REAL ESTATE - 1.32%
Equity Real Estate Investment Trusts - 1.14%
Colony Capital, Inc.	55,432	294,898
The GEO Group, Inc.	13,758	264,154
Seritage Growth Properties	7,208	320,323
		879,375
Real Estate Management & Development - 0.18%
Five Point Holdings LLC (a)	19,500	140,595
TOTAL REAL ESTATE		1,019,970

UTILITIES - 4.84%
Electric Utilities - 1.70%
ALLETE, Inc.	3,976	326,946
El Paso Electric Company	2,924	171,990
PNM Resources, Inc.	5,362	253,837
Portland General Electric Company	6,399	331,724
Spark Energy, Inc.	25,626	228,328
		1,312,825
Gas Utilities - 1.57%
Northwest Natural Holding Company	3,652	239,681
South Jersey Industries, Inc.	7,544	241,936
Spire, Inc.	4,093	336,813
Star Group LP	8,060	77,376
Suburban Propane Partners LP	14,227	318,827
		1,214,633
Multi-Utilities - 1.25%
Avista Corp.	5,731	232,793
Black Hills Corp.	3,379	250,282
NorthWestern Corp.	3,533	248,759
Unitil Corp.	4,312	233,581
		965,415
Water Utilities - 0.32%
California Water Service Group	4,600	249,688
TOTAL UTILITIES		3,742,561

Total common stocks (Cost $76,535,069)		75,292,207
Total long-term investments (Cost $76,535,069)		75,292,207
	Principal
SHORT-TERM INVESTMENTS - 2.17%	Amount
Time Deposits - 2.17%
Barclays PLC, 1.78%, 04/01/2019 *	$1,677,592	1,677,592
Total short-term investments (Cost $1,677,592)		1,677,592

Total investments - 99.61% (Cost $78,212,661)		76,969,799

Other assets in excess of liabilities - 0.39%		297,101

Net assets - 100.00%		$77,266,900

(a)	- Non-income producing security.
*	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$75,292,207
Time Deposits	1,677,592
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$76,969,799

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)

United States	52.46%
United Kingdom	17.18%
France	5.74%
Canada	5.51%
Italy	3.88%
Switzerland	3.74%
Japan	3.63%
Netherlands	2.53%
Germany	1.68%
Brazil	1.56%
Sweden	1.49%
Short-term securities and liabilities in excess of other assets	0.60%
* Based on country of risk.

		Shares
COMMON STOCKS - 99.40%		Held		Value
COMMUNICATION SERVICES - 5.03%
Media - 2.72%
Discovery, Inc. (a)			39,450	$1,002,819

Wireless Telecommunication Services - 2.31%
Vodafone Group PLC - ADR			46,672	848,497
TOTAL COMMUNICATION SERVICES				1,851,316

CONSUMER DISCRETIONARY - 7.70%
Auto Components - 2.80%
Adient PLC			16,431	212,946
Magna International, Inc.			16,811	818,527
				1,031,473
Automobiles - 4.15%
Bayerische Motoren Werke AG (v)			9,397	618,633
General Motors Company			24,545	910,619
				1,529,252
Specialty Retail - 0.75%
Kingfisher PLC (v)			89,802	275,399
TOTAL CONSUMER DISCRETIONARY				2,836,124

CONSUMER STAPLES - 4.13%
Beverages - 2.07%
Heineken Holding NV (v)			3,787	379,983
PepsiCo, Inc.			3,128	383,337
				763,320
Food & Staples Retailing - 0.99%
Tesco PLC (v)			120,514	364,737

Personal Products - 1.07%
Unilever PLC (v)			6,856	394,651
TOTAL CONSUMER STAPLES				1,522,708

ENERGY - 9.43%
Energy Equipment & Services - 3.04%
Frank's International NV (a)			75,916	471,438
National Oilwell Varco, Inc.			24,269	646,526
				1,117,964
Oil, Gas & Consumable Fuels - 6.39%
Apache Corp.			8,402	291,213
Cairn Energy PLC (a) (v)			193,390	407,585
Kosmos Energy Ltd.			94,388	588,037
Marathon Oil Corp.			16,383	273,760
Whiting Petroleum Corp. (a)			30,403	794,735
				2,355,330
TOTAL ENERGY				3,473,294

FINANCIALS - 29.04%
Banks - 15.16%
Barclays PLC (v)			364,576	734,358
BNP Paribas SA (v)			13,456	640,350
Citigroup, Inc.			7,304	454,455
Citizens Financial Group, Inc.			11,200	364,000
Credito Valtellinese SpA (a) (v)			7,968,669	640,472
ING Groep NV (v)			45,456	550,807
Societe Generale SA (v)			38,153	1,102,378
Wells Fargo & Company			22,730	1,098,314
				5,585,134
Capital Markets - 5.45%
Credit Suisse Group AG (a) (v)			70,764	824,855
The Goldman Sachs Group, Inc.			6,154	1,181,506
				2,006,361
Insurance - 8.43%
American International Group, Inc.			42,169	1,815,797
Tokio Marine Holdings, Inc. (v)			15,200	736,390
Zurich Insurance Group AG (v)			1,671	553,162
				3,105,349
TOTAL FINANCIALS				10,696,844

HEALTH CARE - 3.06%
Health Care Equipment & Supplies - 0.99%
Medtronic PLC			4,000	364,320

Health Care Providers & Services - 0.79%
Anthem, Inc.			1,015	291,285

Pharmaceuticals - 1.28%
GlaxoSmithKline PLC - ADR			11,319	473,021
TOTAL HEALTH CARE				1,128,626

INDUSTRIALS - 25.75%
Aerospace & Defense - 5.57%
Airbus SE (v)			2,800	371,103
BAE Systems PLC (v)			175,559	1,103,528
Embraer SA - ADR			30,253	575,110
				2,049,741
Air Freight & Logistics - 2.21%
Royal Mail PLC (v)			261,387	812,211

Airlines - 3.28%
WestJet Airlines Ltd.			83,188	1,209,521

Building Products - 1.00%
Masonite International Corp. (a)			7,351	366,741

Industrial Conglomerates - 4.36%
General Electric Company			160,672	1,605,113

Machinery - 7.34%
CNH Industrial NV			89,582	913,736
Cummins, Inc.			4,029	636,058
Danieli & C Officine Meccaniche SpA			54,560	789,518
Navistar International Corp. (a)			11,292	364,732
				2,704,044
Marine - 0.51%
Matson, Inc.			5,232	188,823

Road & Rail - 1.48%
AMERCO			1,472	546,863
TOTAL INDUSTRIALS				9,483,057

INFORMATION TECHNOLOGY - 12.80%
Communications Equipment - 1.49%
Telefonaktiebolaget LM Ericsson - ADR			59,972	550,543

Electronic Equipment, Instruments & Components - 2.63%
Corning, Inc.			11,073	366,516
Hitachi Ltd. (v)			18,500	601,077
				967,593
Software - 6.19%
Microsoft Corp.			10,613	1,251,697
Oracle Corp.			19,175	1,029,890
				2,281,587
Technology Hardware, Storage & Peripherals - 2.49%
Hewlett Packard Enterprise Company			59,387	916,341
TOTAL INFORMATION TECHNOLOGY				4,716,064

REAL ESTATE - 2.46%
Equity Real Estate Investment Trusts - 2.46%
Seritage Growth Properties			20,343	904,043
TOTAL REAL ESTATE				904,043

Total common stocks (Cost $37,066,689)				36,612,076

Total long-term investments (Cost $37,066,689)				36,612,076
		Principal
SHORT-TERM INVESTMENTS - 2.81%		Amount
Time Deposits - 2.81%
Brown Brothers Harriman & Co., 0.80%, 04/01/2019*		CAD	9,128	6,831
Brown Brothers Harriman & Co., 0.37%, 04/01/2019*		GBP	3	4
JPMorgan Chase & Company, 1.78%, 04/01/2019*			$1,027,368	1,027,368
Total short-term investments (Cost $1,034,203)				1,034,203

Total investments - 102.21% (Cost $38,100,892)				37,646,279

Liabilities in excess of other assets - (2.21)%				(814,122)

Net assets - 100.00%				$36,832,157

(a)	- Non-income producing security.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $11,111,679 which represented 30.17% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$25,500,397
Time Deposits	1,034,203
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	894,032
Consumer Staples	1,139,371
Energy	407,585
Financials	5,782,772
Industrials	2,286,842
Information Technology	601,077
Level 3 --- Significant unobservable inputs	-

Total Investments	$37,646,279

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)+

United Kingdom	32.69%
United States	10.00%
Japan	9.87%
France	9.17%
Netherlands	8.15%
Canada	6.47%
Switzerland	4.88%
Italy	4.55%
Germany	3.73%
Sweden	2.72%
Brazil	2.47%
Finland	1.62%
Cayman Islands	1.29%
Australia	1.11%
Belgium	0.80%
United Arab Emirates	0.72%
Luxembourg	0.52%
Denmark	0.41%
* Based on country of risk.
+ Sum of countries shown is greater than 100% due to short-term securities and liabilities in excess of other assets of (1.17)%.

		Shares
COMMON STOCKS - 101.17%		Held	Value
COMMUNICATION SERVICES - 4.10%
Media - 0.52%
RTL Group SA		216	$11,872

Wireless Telecommunication Services - 3.58%
Orange Belgium SA (v)		845	18,208
Vodafone Group PLC (v)		34,846	63,498
			81,706
TOTAL COMMUNICATION SERVICES			93,578

CONSUMER DISCRETIONARY - 6.37%
Auto Components - 2.71%
Magna International, Inc.		1,272	61,934

Automobiles - 1.85%
Bayerische Motoren Werke AG (v)		641	42,199

Leisure Products - 0.52%
Sega Sammy Holdings, Inc. (v)		1,000	11,816

Specialty Retail - 1.29%
Kingfisher PLC (v)		7,866	24,123
Pendragon PLC		15,032	5,482
			29,605
TOTAL CONSUMER DISCRETIONARY			145,554

CONSUMER STAPLES - 8.80%
Beverages - 2.40%
Heineken Holding NV (v)		547	54,886

Food & Staples Retailing - 1.91%
Tesco PLC (v)		14,396	43,570

Food Products - 1.84%
Ezaki Glico Company Ltd. (v)		800	42,103

Personal Products - 2.24%
Unilever PLC (v)		888	51,116

Tobacco - 0.41%
Scandinavian Tobacco Group (r) (v)		757	9,444
TOTAL CONSUMER STAPLES			201,119

ENERGY - 11.64%
Energy Equipment & Services - 4.75%
Borr Drilling Ltd. (a) (v)		5,296	16,349
Frank's International NV (a)		9,057	56,244
Subsea 7 SA (v)		2,900	35,921
			108,514
Oil, Gas & Consumable Fuels - 6.89%
Cairn Energy PLC (a) (v)		28,836	60,775
Kosmos Energy Ltd.		5,768	35,935
Rockhopper Exploration PLC (a) (v)		42,625	12,678
Royal Dutch Shell PLC (v)		1,527	47,908
			157,296
TOTAL ENERGY			265,810

FINANCIALS - 28.16%
Banks - 13.09%
Barclays PLC (v)		25,417	51,197
BNP Paribas SA (v)		1,124	53,489
Credito Valtellinese SpA (a) (v)		620,067	49,837
ING Groep NV (v)		3,767	45,646
Societe Generale SA (v)		2,771	80,065
Standard Chartered PLC (v)		2,435	18,770
			299,004
Capital Markets - 2.47%
Credit Suisse Group AG (a) (v)		4,848	56,510

Insurance - 12.60%
Aviva PLC (v)		2,280	12,261
Enstar Group Ltd. (a)		389	67,685
Global Indemnity Ltd.		968	29,408
Legal & General Group PLC (v)		3,770	13,529
RSA Insurance Group PLC (v)		4,926	32,598
Tokio Marine Holdings, Inc. (v)		1,600	77,515
Zurich Insurance Group AG (v)		166	54,952
			287,948
TOTAL FINANCIALS			643,462

HEALTH CARE - 7.53%
Health Care Equipment & Supplies - 3.25%
Koninklijke Philips NV (v)		926	37,834
Medtronic PLC		400	36,432
			74,266
Pharmaceuticals - 4.28%
Bayer AG (v)		500	32,196
GlaxoSmithKline PLC (v)		2,509	52,127
Sanofi (v)		153	13,529
			97,852
TOTAL HEALTH CARE			172,118

INDUSTRIALS - 23.92%
Aerospace & Defense - 9.63%
Airbus SE (v)		400	53,015
BAE Systems PLC (v)		17,575	110,472
Embraer SA - ADR		2,969	56,441
			219,928
Air Freight & Logistics - 2.57%
Royal Mail PLC (v)		18,929	58,818

Airlines - 3.76%
WestJet Airlines Ltd.		5,908	85,900

Construction & Engineering - 0.41%
Bouygues SA (v)		261	9,330

Machinery - 7.22%
CNH Industrial NV (v)		1,759	17,922
CNH Industrial NV		8,053	82,140
Danieli & C Officine Meccaniche SpA		3,747	54,222
KSB SE & Company KGaA (v)		34	10,728
			165,012
Professional Services - 0.33%
Hudson Global, Inc. (a)		4,990	7,585
TOTAL INDUSTRIALS			546,573

INFORMATION TECHNOLOGY - 7.92%
Communications Equipment - 2.72%
Telefonaktiebolaget LM Ericsson (v)		6,744	62,125

Electronic Equipment, Instruments & Components - 5.20%
Hitachi Ltd. (v)		2,000	64,981
Nippon Electric Glass Company Ltd. (v)		1,100	29,226
TE Connectivity Ltd.		305	24,629
			118,836
TOTAL INFORMATION TECHNOLOGY			180,961

MATERIALS - 2.73%
Chemicals - 2.73%
Nufarm Ltd. (v)		7,571	25,381
Tikkurila Oyj (v)		2,253	37,016
TOTAL MATERIALS			62,397

Total common stocks (Cost $2,456,441)			2,311,572

Total long-term investments (Cost $2,456,441)			2,311,572
		Principal
SHORT-TERM INVESTMENTS - 0.42%		Amount
Time Deposits - 0.42%
Brown Brothers Harriman & Co., 1.78%, 04/01/2019*		$9,680	9,680
Total short-term investments (Cost $9,680)			9,680

Total investments - 101.59% (Cost $2,466,121)			2,321,252

Liabilities in excess of other assets - (1.59)%			(36,306)

Net assets - 100.00%			$2,284,946

(a)	- Non-income producing security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $9,444, which represented 0.41% of net assets.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,695,663, which represented 74.21% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$615,909
Time Deposits	9,680
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	81,706
Consumer Discretionary	78,138
Consumer Staples	201,119
Energy	173,631
Financials	546,369
Health Care	135,686
Industrials	260,285
Information Technology	156,332
Materials	62,397
Level 3 --- Significant unobservable inputs	-

Total Investments	$2,321,252

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 90.59%	Held			Value
COMMUNICATION SERVICES - 10.53%
Media - 8.81%
CBS Corp.		228,300		$10,851,099
Comcast Corp.		309,600		12,377,808
Discovery, Inc. (a)		924,100		23,490,622
News Corp.		1,408,900		17,526,716
				64,246,245
Wireless Telecommunication Services - 1.72%
Vodafone Group PLC - ADR		689,600		12,536,928
TOTAL COMMUNICATION SERVICES				76,783,173

CONSUMER DISCRETIONARY - 2.93%
Automobiles - 1.97%
General Motors Company		387,000		14,357,700

Specialty Retail - 0.65%
Office Depot, Inc. (c)		1,296,100		4,704,843

Textiles, Apparel & Luxury Goods - 0.31%
JG Boswell Company		3,401		2,278,670
TOTAL CONSUMER DISCRETIONARY				21,341,213

CONSUMER STAPLES - 0.98%
Beverages - 0.98%
PepsiCo, Inc.		58,400		7,156,920
TOTAL CONSUMER STAPLES				7,156,920

ENERGY - 10.92%
Energy Equipment & Services - 5.74%
Frank's International NV (a)		2,408,700		14,958,027
National Oilwell Varco, Inc.		1,010,700		26,925,048
				41,883,075
Oil, Gas & Consumable Fuels - 5.18%
Apache Corp.		369,600		12,810,336
Cairn Energy PLC (a) (v)		5,715,300		12,045,446
Hess Corp.		54,300		3,270,489
Marathon Oil Corp.		200,300		3,347,013
Ophir Energy PLC (a)		4,052,500		3,003,299
Rockhopper Exploration PLC (a) (v)		5,048,100		1,501,510
Whiting Petroleum Corp. (a)		67,200		1,756,608
				37,734,701
TOTAL ENERGY				79,617,776

FINANCIALS - 26.61%
Banks - 11.25%
Bank of America Corp. (c)		897,600		24,764,784
Citigroup, Inc. (c)		236,000		14,683,920
Credito Valtellinese SpA (a) (v)		54,457,200		4,376,930
JPMorgan Chase & Company (c)		29,300		2,966,039
Wells Fargo & Company		730,100		35,278,432
				82,070,105
Capital Markets - 9.75%
The Goldman Sachs Group, Inc.		135,700		26,053,043
Morgan Stanley		576,100		24,311,420
Motors Liquidation Company GUC Trust (a) (o)		1,623,100		15,776,532
State Street Corp.		75,000		4,935,750
				71,076,745
Consumer Finance - 0.38%
Capital One Financial Corp.		33,900		2,769,291

Insurance - 5.23%
American International Group, Inc. (c)		710,800		30,607,048
Enstar Group Ltd. (a)		25,100		4,367,400
Global Indemnity Ltd.		104,400		3,171,672
				38,146,120
TOTAL FINANCIALS				194,062,261

HEALTH CARE - 1.93%
Health Care Equipment & Supplies - 1.01%
Medtronic PLC		81,200		7,395,696

Health Care Providers & Services - 0.92%
Hanger, Inc. (a)		351,300		6,692,265
TOTAL HEALTH CARE				14,087,961

INDUSTRIALS - 17.93%
Air Freight & Logistics - 1.48%
Royal Mail PLC (c) (v)		3,466,700		10,772,118

Airlines - 3.15%
WestJet Airlines Ltd.		1,581,500		22,994,384

Building Products - 1.67%
Johnson Controls International PLC		206,700		7,635,498
Masonite International Corp. (a)		91,900		4,584,891
				12,220,389
Industrial Conglomerates - 5.94%
General Electric Company		4,335,100		43,307,649

Machinery - 1.14%
Danieli & C Officine Meccaniche SpA (c)		572,600		8,285,891

Marine - 0.41%
Matson, Inc.		82,300		2,970,207

Professional Services - 0.10%
Hudson Global, Inc. (a)		481,700		732,184

Road & Rail - 4.04%
AMERCO		79,400		29,497,894
TOTAL INDUSTRIALS				130,780,716

INFORMATION TECHNOLOGY - 11.58%
Semiconductors & Semiconductor Equipment - 0.89%
Texas Instruments, Inc.		61,300		6,502,091

Software - 8.56%
Microsoft Corp. (c)		349,100		41,172,854
Oracle Corp. (c)		395,500		21,242,305
				62,415,159
Technology Hardware, Storage & Peripherals - 2.13%
Hewlett Packard Enterprise Company		1,008,300		15,558,069
TOTAL INFORMATION TECHNOLOGY				84,475,319

MATERIALS - 0.89%
Chemicals - 0.60%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $6,892,250) (a) (f) (i) (m) (o) (u)		32,422		4,345,521

Metals & Mining - 0.29%
American Zinc Recycling LLC (Acquired 07/24/2014, Cost $7,500,000) (a) (f) (i) (m) (u)		4,688		2,131,024
TOTAL MATERIALS				6,476,545

REAL ESTATE - 6.29%
Equity Real Estate Investment Trusts - 5.70%
The GEO Group, Inc.		158,300		3,039,360
Seritage Growth Properties (l)		866,900		38,525,036
				41,564,396
Real Estate Management & Development - 0.59%
Maui Land & Pineapple Company, Inc. (a)		377,300		4,312,539
TOTAL REAL ESTATE				45,876,935

Total common stocks (Cost $655,777,728)				660,658,819

PREFERRED STOCKS - 0.37%
FINANCIALS - 0.37%
Thrifts & Mortgage Finance - 0.37%
Federal Home Loan Mortgage Corp. - Series K (a)		33,900		546,807
Federal Home Loan Mortgage Corp. - Series N (a)		118,600		1,841,265
Federal Home Loan Mortgage Corp. - Series S (a)		18,700		287,606
TOTAL FINANCIALS				2,675,678

Total preferred stocks (Cost $274,262)				2,675,678

CORPORATE BONDS - 6.16%	Principal
CONSUMER DISCRETIONARY - 0.74%	Amount
Multiline Retail - 0.74%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)		$6,370,000		5,398,575
TOTAL CONSUMER DISCRETIONARY				5,398,575

ENERGY - 0.34%
Oil, Gas & Consumable Fuels - 0.34%
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)		2,500,000		2,490,625
TOTAL ENERGY				2,490,625

INDUSTRIALS - 4.59%
Industrial Conglomerates - 4.59%
General Electric Company
5.000% (Fixed until 01/20/2021, then 3 Month LIBOR USD + 3.330%), Perpetual		35,854,000		33,470,606
TOTAL INDUSTRIALS				33,470,606

REAL ESTATE - 0.49%
Equity Real Estate Investment Trusts - 0.49%
The GEO Group, Inc.
5.875%, 10/15/2024		4,030,000		3,536,325
TOTAL REAL ESTATE				3,536,325

Total corporate bonds (Cost $40,853,430)				44,896,131

TERM LOANS - 0.52%
MATERIALS - 0.52%
Chemicals - 0.52%
Iracore International Holdings, Inc.
11.500% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $3,802,486) (b) (f) (i) (m) (u)		3,802,486		3,802,486
TOTAL MATERIALS				3,802,486

Total term loans (Cost $3,802,486)				3,802,486
	Contracts
	(100 shares		Notional
PURCHASED PUT OPTIONS - 1.40%	per contract)		Amount
CONSUMER DISCRETIONARY - 1.23%
Automobiles - 1.23%
Tesla, Inc. (a)
Expiration: June 2020, Exercise Price: $270.00		50	$1,399,300	292,500
Expiration: January 2021, Exercise Price: $300.00		50	1,399,300	425,750
Expiration: January 2021, Exercise Price: $450.00		70	1,959,020	1,331,925
Expiration: January 2021, Exercise Price: $500.00		300	8,395,800	6,960,750
TOTAL CONSUMER DISCRETIONARY				9,010,925

INVESTMENT COMPANIES - 0.17%
Exchange Traded Funds - 0.17%
iShares China Large-Cap ETF (a)
Expiration: January 2020, Exercise Price: $40.00		3,000	13,281,000	516,000
Expiration: January 2021, Exercise Price: $40.00		2,100	9,296,700	724,500
TOTAL INVESTMENT COMPANIES				1,240,500

Total purchased put options (Cost $10,712,429)				10,251,425
	Shares
WARRANTS - 0.18%	Held
CONSUMER DISCRETIONARY - 0.09%
Automobiles - 0.09%
General Motors Company (a)
Expiration: July 2019, Exercise Price: $18.33		33,866		658,355
TOTAL CONSUMER DISCRETIONARY				658,355

ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Lonestar Resources America, Inc. (Acquired 09/30/2016, Cost $339,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price: $5.00		80,000		0
TOTAL ENERGY				0

FINANCIALS - 0.09%
Insurance - 0.09%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $43.28		117,400		658,614
TOTAL FINANCIALS				658,614

Total warrants (Cost $1,745,022)				1,316,969

Total long-term investments (Cost $713,165,357)				723,601,508

COLLATERAL FOR SECURITIES ON LOAN - 3.59%
Money Market Funds - 3.59%
Invesco Government & Agency Portfolio - Institutional Class, 2.34%^		26,178,455		26,178,455
Total collateral for securities on loan (Cost $26,178,455)				26,178,455

	Principal
SHORT-TERM INVESTMENTS - 1.67%	Amount
Time Deposits - 1.67%
Barclays PLC, 1.78%, 04/01/2019*		$12,076,069		12,076,069
Brown Brothers Harriman & Co., 0.77%, 04/01/2019*	AUD	41		29
Brown Brothers Harriman & Co., 0.80%, 04/01/2019*	CAD	178,000		133,259
Brown Brothers Harriman & Co., 0.37%, 04/01/2019*	GBP	117		152
Total short-term investments (Cost $12,209,509)				12,209,509

Total investments - 104.48% (Cost $751,553,321)				761,989,472

Liabilities in excess of other assets - (4.48)%				(32,702,548)

Net assets - 100.00%				$729,286,924

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2019.
(c)	- All or a portion of this security is segregated as collateral for futures contracts and/or purchased put options.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $10,279,031, which represented 1.41% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $25,638,221.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $10,279,031, which represented 1.41% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2019, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation	Value at
Issuer Name	July 1, 2018	Purchases	Sales	Gains (Losses)	(Depreciation)	March 31, 2019	Dividends
GHW Holdco LLC+	$2,009,120	$-	$(5,607,000)	$4,794,001	$(1,196,121)	$-	$400,500
Iracore Investments Holdings, Inc.	6,892,269	-	-	–	(2,546,748)	4,345,521	-
Motors Liquidation Company GUC Trust	16,078,834	-	-	-	(302,302)	15,776,532	-

	$24,980,223	$-	$(5,607,000)	$4,794,001	$(4,045,171)	$20,122,053	$400,500

+	Issuer was not an affiliate as of March 31, 2019.

(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $7,889,200, which represented 1.08% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $28,696,004, which represented 3.93% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
AUD	- Australian Dollar
CAD	- Canadian Dollar
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
^	Rate shown is the 7-day yield as of March 31, 2019.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - March 31, 2019
Hotchkis & Wiley Value Opportunities Fund (Unaudited)
Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount	Value/Unrealized Appreciation (Depreciation)

British Pound Currency Futures	(75)	June 2019	$(6,120,000)	$88,753
Euro Fx Currency Futures	(22)	June 2019	(3,104,338)	31,397
			$(9,224,338)	$120,150

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Level 1 --- Quoted prices in an active market:
Common Stocks	$625,486,270
Preferred Stocks	834,413
Purchased Put Options	808,500
Warrants	1,316,969
Money Market Funds	26,178,455
Time Deposits	12,209,509
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	13,546,956
Financials	4,376,930
Industrials	10,772,118
Preferred Stocks:
Financials	1,841,265
Corporate Bonds	44,896,131
Purchased Put Options	9,442,925
Warrants	0
Level 3 --- Significant unobservable inputs:
Common Stocks:
Materials	6,476,545
Term Loans	3,802,486

Total Investments	$761,989,472

Other Financial Instruments
Level 1 --- Quoted prices in an active market:
Futures Contracts *	$120,150
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Other Financial Instruments	$120,150

* Futures contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2019:

	Fair Value at March 31, 2019	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks:	$2,131,024	Market comparable companies	EBITDA multiple	6.3x - 7.1x	Increase
	4,345,521	Market quote (stale)	N/A	$134.03	Increase
Total Common Stocks	6,476,545

Term Loans	3,802,486	Market quote (stale)	N/A	$100.00	Increase
	$10,279,031

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2018	$10,760,790	$3,990,031	$3,802,486	$18,553,307
Purchases	-	-	-	-
Sales	(5,607,074)	(4,090,070)	-	(9,697,144)
Accrued discounts (premiums)	-	1,178	-	1,178
Realized gains (losses)	4,794,075	2,827,010	-	7,621,085
Change in unrealized appreciation (depreciation)	(3,471,246)	(2,728,149)	-	(6,199,395)
Transfers into Level 3	-	-	-	-
Balance at March 31, 2019	$6,476,545	$-	$3,802,486	$10,279,031

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2019	$(2,275,125)	$-	$-	$(2,275,125)

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2019, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2019, the Fund did not have any outstanding unfunded loan commitments.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 58.51%	Held		Value
COMMUNICATION SERVICES - 3.34%
Media - 2.26%
CBS Corp.		1,472	$69,964
Discovery, Inc. (a)		19,043	484,074
MDC Partners, Inc. (a)		36,637	82,433
			636,471
Wireless Telecommunication Services - 1.08%
Vodafone Group PLC - ADR (c)		16,613	302,024
TOTAL COMMUNICATION SERVICES			938,495

CONSUMER DISCRETIONARY - 5.01%
Auto Components - 1.00%
Adient PLC		9,002	116,666
Magna International, Inc.		3,377	164,426
			281,092
Automobiles - 1.31%
General Motors Company		9,914	367,809
General Motors Company - Escrow (Acquired 12/31/2010, Cost $0) (a) (f) (i) (m) (u)		4,600	0
			367,809
Specialty Retail - 1.86%
Bed Bath & Beyond, Inc.		7,315	124,282
Kingfisher PLC - ADR		12,723	78,819
Office Depot, Inc.		87,966	319,317
			522,418
Textiles, Apparel & Luxury Goods - 0.84%
Quiksilver, Inc. (Acquired 07/11/2013 - 05/12/2016, Cost $351,163) (a) (f) (i) (m) (u)		6,960	236,640
TOTAL CONSUMER DISCRETIONARY			1,407,959

CONSUMER STAPLES - 0.29%
Food & Staples Retailing - 0.29%
Tesco PLC - ADR		9,024	81,757
TOTAL CONSUMER STAPLES			81,757

ENERGY - 6.88%
Energy Equipment & Services - 1.52%
C&J Energy Services, Inc. (a)		8,750	135,800
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $34,085) (a) (i) (m)		1,461	42,369
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $22,408) (a) (i) (m)		395	11,455
Frank's International NV (a)		11,909	73,955
Nine Energy Service, Inc. (a)		2,359	53,431
Quintana Energy Services, Inc. (a)		25,425	109,836
			426,846
Oil, Gas & Consumable Fuels - 5.36%
Apache Corp.		2,220	76,945
Cairn Energy PLC - ADR (a)		65,646	288,186
Kosmos Energy Ltd.		47,386	295,215
Murphy Oil Corp.		2,617	76,678
Ophir Energy PLC - ADR (a)		9,482	14,061
PetroQuest Energy, Inc. (a) (f) (i)		4,513	5,325
Rockhopper Exploration PLC (a) (v)		110,687	32,923
Warren Resources, Inc. (Acquired 11/23/2016, Cost $2,157) (a) (f) (i) (m) (u)		1,559	2,156
Whiting Petroleum Corp. (a)		27,411	716,524
			1,508,013
TOTAL ENERGY			1,934,859

FINANCIALS - 18.18%
Banks - 8.33%
Bank of America Corp.		6,889	190,068
Barclays PLC - ADR		23,949	191,592
BNP Paribas SA - ADR		4,697	111,742
Citigroup, Inc.		6,343	394,661
Citizens Financial Group, Inc.		7,814	253,955
Credito Valtellinese SpA (a) (v)		2,685,439	215,839
Popular, Inc.		3,622	188,815
Societe Generale SA - ADR		56,060	322,906
Wells Fargo & Company		9,780	472,570
			2,342,148
Capital Markets - 4.22%
Credit Suisse Group AG - ADR (a)		13,200	153,780
Fifth Street Asset Management, Inc. (a)		176,631	230,503
The Goldman Sachs Group, Inc.		2,280	437,737
Motors Liquidation Company GUC Trust (a)		37,448	363,995
			1,186,015
Consumer Finance - 1.14%
Capital One Financial Corp.		1,921	156,926
Synchrony Financial		5,111	163,041
			319,967
Insurance - 4.49%
American International Group, Inc. (c)		18,745	807,159
Global Indemnity Ltd.		1,997	60,669
Tokio Marine Holdings, Inc. - ADR		4,754	230,545
Zurich Insurance Group AG - ADR		4,963	164,102
			1,262,475
TOTAL FINANCIALS			5,110,605

HEALTH CARE - 1.73%
Health Care Equipment & Supplies - 0.61%
Medtronic PLC		1,900	173,052

Health Care Providers & Services - 0.42%
Anthem, Inc.		410	117,662

Pharmaceuticals - 0.70%
GlaxoSmithKline PLC - ADR		4,718	197,165
TOTAL HEALTH CARE			487,879

INDUSTRIALS - 13.18%
Aerospace & Defense - 1.79%
BAE Systems PLC - ADR		15,481	395,617
Embraer SA - ADR		5,623	106,893
			502,510
Air Freight & Logistics - 1.24%
Royal Mail PLC - ADR		56,002	347,492

Airlines - 1.98%
WestJet Airlines Ltd.		38,342	557,478

Building Products - 1.18%
Johnson Controls International PLC		3,466	128,034
Masonite International Corp. (a)		4,066	202,853
			330,887
Commercial Services & Supplies - 0.30%
Quad/Graphics, Inc.		7,018	83,514

Construction & Engineering - 0.29%
KBR, Inc.		4,260	81,323

Industrial Conglomerates - 2.28%
General Electric Company		64,265	642,008

Machinery - 2.41%
CNH Industrial NV		11,030	112,506
Cummins, Inc.		1,491	235,384
Danieli & C Officine Meccaniche SpA - ADR		22,965	329,549
			677,439
Marine - 0.55%
Matson, Inc.		4,315	155,728

Professional Services - 0.28%
Hudson Global, Inc. (a)		51,558	78,368

Road & Rail - 0.44%
AMERCO		330	122,598

Trading Companies & Distributors - 0.44%
RA Parent, Inc. (Acquired 12/23/2014 - 01/18/2018, Cost $192,714) (a) (f) (i) (m) (u)		3	124,848
TOTAL INDUSTRIALS			3,704,193

INFORMATION TECHNOLOGY - 5.52%
Communications Equipment - 0.70%
Telefonaktiebolaget LM Ericsson - ADR		21,296	195,497

Electronic Equipment, Instruments & Components - 0.59%
Corning, Inc. (c)		5,034	166,625

Software - 2.86%
Microsoft Corp. (c)		3,985	469,991
Oracle Corp.		6,229	334,560
			804,551
Technology Hardware, Storage & Peripherals - 1.37%
Hewlett Packard Enterprise Company		24,983	385,488
TOTAL INFORMATION TECHNOLOGY			1,552,161

MATERIALS - 1.52%
Chemicals - 0.13%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $57,250) (a) (f) (i) (m) (u)		269	36,054

Metals & Mining - 1.39%
American Zinc Recycling LLC (Acquired 07/19/2012 - 09/30/2016, Cost $404,157) (a) (f) (i) (m) (u)		860	390,930
TOTAL MATERIALS			426,984

REAL ESTATE - 2.86%
Equity Real Estate Investment Trusts - 2.86%
The GEO Group, Inc. (c)		15,369	295,085
Seritage Growth Properties		11,469	509,682
TOTAL REAL ESTATE			804,767
Total common stocks (Cost $16,724,233)			16,449,659

PREFERRED STOCKS - 0.25%
CONSUMER STAPLES - 0.25%
Food Products - 0.25%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $69,351) (a) (f) (i) (m) (u)		94,387	69,846
TOTAL CONSUMER STAPLES			69,846
Total preferred stocks (Cost $69,351)			69,846

	Principal
CONVERTIBLE BONDS - 0.27%	Amount
REAL ESTATE - 0.27%
Equity Real Estate Investment Trusts - 0.27%
Colony Capital, Inc.
3.875%, 01/15/2021		$80,000	76,505
TOTAL REAL ESTATE			76,505
Total convertible bonds (Cost $76,415)			76,505

CORPORATE BONDS - 35.87%
COMMUNICATION SERVICES - 3.20%
Media - 2.81%
Altice Luxembourg SA
7.750%, 05/15/2022 (r)		107,000	107,267
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)		61,000	63,135
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)		86,000	86,108
8.375%, 08/15/2022 (r)		38,000	34,455
MDC Partners, Inc.
6.500%, 05/01/2024 (r)		122,000	101,565
Meredith Corp.
6.875%, 02/01/2026		41,000	43,358
Multi-Color Corp.
4.875%, 11/01/2025 (r)		50,000	51,750
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)		103,000	93,730
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)		111,000	106,698
VTR Finance BV
6.875%, 01/15/2024 (r)		99,000	101,846
			789,912
Wireless Telecommunication Services - 0.39%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)		100,000	108,000
TOTAL COMMUNICATION SERVICES			897,912

CONSUMER DISCRETIONARY - 6.03%
Auto Components - 0.85%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)		114,000	84,360
Delphi Technologies PLC
5.000%, 10/01/2025 (r)		78,000	68,874
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027		93,000	85,328
			238,562
Diversified Consumer Services - 0.36%
Sotheby's
4.875%, 12/15/2025 (r)		103,000	100,554

Hotels, Restaurants & Leisure - 1.90%
Boyd Gaming Corp.
6.000%, 08/15/2026		87,000	89,501
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)		91,000	95,550
National CineMedia LLC
5.750%, 08/15/2026		130,000	120,250
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)		99,000	96,525
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)		62,000	62,310
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)		74,000	71,040
			535,176
Household Durables - 1.34%
TopBuild Corp.
5.625%, 05/01/2026 (r)		100,000	99,000
TRI Pointe Group, Inc.
5.250%, 06/01/2027		108,000	99,495
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023		186,000	179,955
			378,450
Leisure Products - 0.25%
Vista Outdoor, Inc.
5.875%, 10/01/2023		75,000	70,125

Multiline Retail - 0.43%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)		106,000	89,835
8.625%, 03/15/2025 (r)		53,000	31,270
			121,105
Specialty Retail - 0.65%
Cumberland Farms, Inc.
6.750%, 05/01/2025 (r)		8,000	8,340
PetSmart, Inc.
7.125%, 03/15/2023 (r)		29,000	21,750
Sonic Automotive, Inc.
5.000%, 05/15/2023		71,000	68,515
Staples, Inc.
8.500%, 09/15/2025 (r)		76,000	83,220
			181,825
Textiles, Apparel & Luxury Goods - 0.25%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)		70,000	69,300
TOTAL CONSUMER DISCRETIONARY			1,695,097

CONSUMER STAPLES - 0.81%
Food Products - 0.26%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)		135,499	72,492

Household Products - 0.30%
Energizer Holdings, Inc.
6.375%, 07/15/2026 (r)		81,000	83,227

Personal Products - 0.25%
Prestige Brands, Inc.
6.375%, 03/01/2024 (r)		70,000	71,575
TOTAL CONSUMER STAPLES			227,294

ENERGY - 8.19%
Energy Equipment & Services - 3.97%
Apergy Corp.
6.375%, 05/01/2026		75,000	76,219
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (i) (r)		175,000	106,750
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025		82,000	84,050
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (r)		94,000	50,290
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (r)		95,000	82,175
9.625%, 04/01/2023 (r)		16,000	13,460
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.625%, 05/01/2024 (r)		104,000	86,840
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)		103,000	95,533
Nine Energy Service, Inc.
8.750%, 11/01/2023 (r)		70,000	72,625
Noble Holding International Ltd.
7.875%, 02/01/2026 (r)		80,000	74,500
SESI LLC
7.750%, 09/15/2024		80,000	66,600
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)		114,000	108,584
Transocean, Inc.
9.000%, 07/15/2023 (r)		76,000	81,320
Ultra Resources, Inc.
7.125%, 04/15/2025 (r)		136,000	29,240
Unit Corp.
6.625%, 05/15/2021		90,000	86,850
			1,115,036
Oil, Gas & Consumable Fuels - 4.22%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)		86,000	79,550
Callon Petroleum Company
6.375%, 07/01/2026		69,000	69,518
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021		75,000	73,688
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		56,000	61,040
GasLog Ltd.
8.875%, 03/22/2022 (i)		137,000	142,479
HighPoint Operating Corp.
8.750%, 06/15/2025 (i)		94,000	90,709
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)		61,000	63,257
Kosmos Energy Ltd.
7.125%, 04/04/2026 (e) (r)		10,000	9,935
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (r)		86,000	83,850
PBF Holding Company LLC / PBF Finance Corp.
7.250%, 06/15/2025		59,000	60,859
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023		77,000	78,733
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2024 (i) (p)		40,572	35,501
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)		245,000	244,080
Sanchez Energy Corp.
6.125%, 01/15/2023		151,000	21,140
Whiting Petroleum Corp.
6.625%, 01/15/2026		74,000	72,890
			1,187,229
TOTAL ENERGY			2,302,265
FINANCIALS - 1.32%
Banks - 0.99%
DAE Funding LLC
5.000%, 08/01/2024 (r)		66,000	66,990
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)		85,000	88,400
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)		120,000	124,050
			279,440
Consumer Finance - 0.33%
Credit Acceptance Corp.
6.625%, 03/15/2026 (r)		90,000	91,575
TOTAL FINANCIALS			371,015

HEALTH CARE - 3.35%
Health Care Equipment & Supplies - 0.22%
Avanos Medical, Inc.
6.250%, 10/15/2022 (c)		60,000	61,575

Health Care Providers & Services - 1.74%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022		117,000	78,390
8.000%, 03/15/2026 (r)		90,000	86,337
DaVita, Inc.
5.000%, 05/01/2025		91,000	87,542
HCA, Inc.
5.875%, 02/01/2029		120,000	129,444
Tenet Healthcare Corp.
6.750%, 06/15/2023		63,000	65,126
6.250%, 02/01/2027 (r)		40,000	41,550
			488,389
Pharmaceuticals - 1.39%
Bausch Health Companies, Inc.
7.000%, 03/15/2024 (r)		43,000	45,602
6.125%, 04/15/2025 (r)		180,000	178,650
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)		96,000	74,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.625%, 10/15/2023 (r)		111,000	92,685
			391,337
TOTAL HEALTH CARE			941,301

INDUSTRIALS - 6.14%
Aerospace & Defense - 0.24%
TransDigm, Inc.
6.250%, 03/15/2026 (r)		65,000	67,600

Air Freight & Logistics - 0.22%
XPO Logistics, Inc.
6.750%, 08/15/2024 (r)		61,000	62,373

Building Products - 1.40%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)		115,000	105,225
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)		108,000	106,785
Masonite International Corp.
5.750%, 09/15/2026 (r)		72,000	73,800
Standard Industries, Inc.
6.000%, 10/15/2025 (r)		103,000	108,365
			394,175
Commercial Services & Supplies - 1.04%
AECOM
5.125%, 03/15/2027		75,000	72,844
Aptim Corp.
7.750%, 06/15/2025 (r)		105,000	81,637
LSC Communications, Inc.
8.750%, 10/15/2023 (r)		47,000	49,938
Matthews International Corp.
5.250%, 12/01/2025 (r)		91,000	87,587
			292,006
Construction & Engineering - 0.33%
Tutor Perini Corp.
6.875%, 05/01/2025 (r)		91,000	90,898

Industrial Conglomerates - 0.56%
General Electric Company
4.500%, 03/11/2044		40,000	36,666
5.000% (Fixed until 01/21/2021, then 3 Month LIBOR USD + 3.330%), Perpetual		130,000	121,358
			158,024
Machinery - 1.68%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)		70,000	64,925
EnPro Industries, Inc.
5.750%, 10/15/2026 (r)		70,000	70,700
Meritor, Inc.
6.250%, 02/15/2024		87,000	89,827
Navistar International Corp.
6.625%, 11/01/2025 (r)		78,000	79,658
Stevens Holding Company, Inc.
6.125%, 10/01/2026 (r)		90,000	93,149
Titan International, Inc.
6.500%, 11/30/2023		80,000	74,100
			472,359
Professional Services - 0.37%
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021		100,000	104,625

Trading Companies & Distributors - 0.30%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)		89,000	84,884
TOTAL INDUSTRIALS			1,726,944

INFORMATION TECHNOLOGY - 1.61%
Communications Equipment - 0.32%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)		91,000	88,811

Electronic Equipment, Instruments & Components - 0.36%
Ingram Micro, Inc.
5.450%, 12/15/2024		103,000	102,239

Semiconductors & Semiconductor Equipment - 0.35%
Qorvo, Inc.
5.500%, 07/15/2026 (r)		96,000	99,370

Software - 0.58%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.000%, 07/15/2025 (r)		70,000	72,975
Nuance Communications, Inc.
5.625%, 12/15/2026		86,000	88,365
			161,340
TOTAL INFORMATION TECHNOLOGY			451,760

MATERIALS - 4.53%
Chemicals - 1.72%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)		103,000	99,910
The Chemours Company
7.000%, 05/15/2025		23,000	24,265
Element Solutions, Inc.
5.875%, 12/01/2025 (r)		66,000	66,485
Hexion, Inc.
6.625%, 04/15/2020		118,000	98,825
Momentive Performance Materials, Inc.
3.880%, 10/24/2021		66,000	71,363
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)		129,000	121,582
			482,430
Containers & Packaging - 0.33%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)		99,000	93,060

Metals & Mining - 1.04%
Century Aluminum Company
7.500%, 06/01/2021 (r)		88,000	88,660
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)		104,000	100,360
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)		116,000	103,240
			292,260
Paper & Forest Products - 1.44%
Boise Cascade Company
5.625%, 09/01/2024 (r)		100,000	99,000
Mercer International, Inc.
7.375%, 01/15/2025 (r)		95,000	99,988
Neenah, Inc.
5.250%, 05/15/2021 (i) (r)		100,000	99,875
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)		106,000	107,325
			406,188
TOTAL MATERIALS			1,273,938

REAL ESTATE - 0.37%
Equity Real Estate Investment Trusts - 0.37%
The GEO Group, Inc.
5.875%, 10/15/2024		119,000	104,423
TOTAL REAL ESTATE			104,423

UTILITIES - 0.32%
Electric Utilities - 0.32%
Itron, Inc.
5.000%, 01/15/2026 (r)		92,000	90,735
TOTAL UTILITIES			90,735
Total corporate bonds (Cost $10,576,997)			10,082,684

TERM LOANS - 3.54%
CONSUMER DISCRETIONARY - 1.04%
Specialty Retail - 0.76%
Office Depot, Inc.
7.734% (1 Month LIBOR USD + 5.250%), 11/08/2022 (Acquired 11/03/2017, Cost $42,180) (b) (m)		43,178	44,095
PetSmart, Inc.
5.490% (1 Month LIBOR USD + 3.000%), 03/11/2022 (Acquired 10/01/2018 - 01/02/2019, Cost $109,925) (b) (e) (m)		129,457	116,446
Staples, Inc.
6.489% (1 Month LIBOR USD + 4.000%), 09/12/2024 (Acquired 08/15/2017, Cost $53,629) (b) (m)		53,764	53,428
			213,969
Textiles, Apparel & Luxury Goods - 0.28%
Boardriders, Inc.
8.999% (1 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $77,972) (b) (m)		79,400	79,003
TOTAL CONSUMER DISCRETIONARY			292,972

ENERGY - 0.97%
Energy Equipment & Services - 0.61%
Fieldwood Energy LLC
7.749% (1 Month LIBOR USD + 5.250%), 04/11/2022 (Acquired 04/11/2018, Cost $79,997) (b) (m)		80,218	77,486
9.749% (1 Month LIBOR USD + 7.250%), 04/11/2023 (Acquired 04/11/2018, Cost $104,948) (b) (m)		108,296	92,593
			170,079
Oil, Gas & Consumable Fuels - 0.36%
International Seaways Operating Corp.
8.500% (1 Month LIBOR USD + 6.000%), 06/22/2022 (Acquired 06/20/2017 - 08/07/2017, Cost $98,517) (b) (m)		99,742	100,864
TOTAL ENERGY			270,943

HEALTH CARE - 0.40%
Health Care Providers & Services - 0.40%
Wink Holdco, Inc.
9.250% (1 Month LIBOR USD + 6.750%), 12/01/2025 (Acquired 11/02/2017 - 01/30/2018, Cost $114,535) (b) (m)		115,000	112,700
TOTAL HEALTH CARE			112,700

INDUSTRIALS - 0.59%
Commercial Services & Supplies - 0.26%
Brookfield WEC Holdings, Inc.
6.249% (1 Month LIBOR USD + 3.750%), 08/01/2025 (Acquired 07/26/2018 - 08/09/2018, Cost $73,912) (b) (m)		73,815	73,779

Trading Companies & Distributors - 0.33%
Foundation Building Materials LLC
5.499% (1 Month LIBOR USD + 3.000%), 08/13/2025 (Acquired 05/11/2018 - 06/19/2018, Cost $94,824) (b) (m)		94,763	93,164
TOTAL INDUSTRIALS			166,943

INFORMATION TECHNOLOGY - 0.43%
Communications Equipment - 0.20%
CommScope, Inc.
5.729% (1 Month LIBOR USD + 3.250%), 02/06/2026 (Acquired 02/07/2019, Cost $54,619) (b) (e) (m)		55,000	55,046

Software - 0.23%
The Dun & Bradstreet Corp.
7.490% (1 Month LIBOR USD + 5.000%), 02/06/2026 (Acquired 02/01/2019 - 02/05/2019, Cost $64,116) (b) (e) (m)		65,000	64,391
TOTAL INFORMATION TECHNOLOGY			119,437

MATERIALS - 0.11%
Chemicals - 0.11%
Iracore International Holdings, Inc.
11.500% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $31,585) (b) (f) (i) (m) (u)		31,585	31,585
TOTAL MATERIALS			31,585
Total term loans (Cost $1,000,759)			994,580
Total long-term investments (Cost $28,447,755)			27,673,274

SHORT-TERM INVESTMENTS - 1.19%	Shares
Money Market Funds - 0.50%	Held
JPMorgan U.S. Government Money Market Fund - Class IM, 1.94%^		141,192	141,192

	Principal
Time Deposits - 0.69%	Amount
Brown Brothers Harriman & Co., 0.80%, 04/01/2019*	CAD	4,243	3,176
Brown Brothers Harriman & Co., 0.37%, 04/01/2019*	GBP	3	3
JPMorgan Chase & Company, 1.78%, 04/01/2019*		$189,926	189,926
			193,105
Total short-term investments (Cost $334,297)			334,297

Total investments - 99.63% (Cost $28,782,052)			28,007,571

Other assets in excess of liabilities - 0.37%			104,406

Net assets - 100.00%			$28,111,977

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2019.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $897,384, which represented 3.19% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $1,908,878, which represented 6.79% of net assets.

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $6,894,904, which represented 24.53% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $248,762, which represented 0.88% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of March 31, 2019.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$14,777,007
Money Market Funds	141,192
Time Deposits	193,105
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	106,133
Financials	446,342
Industrials	329,549
Convertible Bonds	76,505
Corporate Bonds	10,082,684
Term Loans	962,995
Level 3 --- Significant unobservable inputs:
Common Stocks:
Consumer Discretionary	236,640
Energy	2,156
Industrials	124,848
Materials	426,984
Preferred Stocks:
Consumer Staples	69,846
Term Loans	31,585

Total Investments	$28,007,571

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2019:

	Fair Value at March 31, 2019	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks:	$236,640	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Market comparable companies	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	2,156	Last traded price (stale)	N/A	$1.38	Increase
	515,778	Market comparable companies	EBITDA multiple	5.0x - 7.3x	Increase
	36,054	Market quote (stale)	N/A	$134.03	Increase
Total Common Stocks	790,628

Preferred Stocks	69,846	Last traded price (stale)	N/A	$0.74	Increase

Term Loans	31,585	Market quote (stale)	N/A	$100.00	Increase
	$892,059

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2018	$761,930	$69,846	$87,286	$31,585	$950,647
Purchases	-	-	-	-	-
Sales	(402)	-	(89,474)	-	(89,876)
Accrued discounts (premiums)	-	-	26	-	26
Realized gains (losses)	402	-	61,843	-	62,245
Change in unrealized appreciation (depreciation)	28,698	-	(59,681)	-	(30,983)
Transfers into Level 3	-	-	-	-	-
Balance at March 31, 2019	$790,628	$69,846	$-	$31,585	$892,059

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2019	$28,698	$-	$-	$-	$28,698

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2019, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2019, the Fund did not have any outstanding unfunded loan commitments.

Schedule of Investments - March 31, 2019
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 86.20%	Amount	Value
Advertising - 0.69%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	$21,726,000	$18,086,895

Aerospace/Defense - 0.49%
TransDigm, Inc.
6.250%, 03/15/2026 (r)	12,330,000	12,823,200

Auto Parts & Equipment - 3.20%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	22,906,000	16,950,440
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	18,122,000	16,001,726
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	18,556,000	17,025,130
Meritor, Inc.
6.250%, 02/15/2024	17,026,000	17,579,346
Panther BF Aggregator 2 LP / Panther Finance Company, Inc.
6.250%, 05/15/2026 (e) (r)	15,698,000	16,051,205
		83,607,847
Automakers - 0.61%
Navistar International Corp.
6.625%, 11/01/2025 (r)	15,713,000	16,046,901

Banking - 0.62%
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	15,599,000	16,125,466

Building & Construction - 4.08%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	24,034,000	21,991,110
TopBuild Corp.
5.625%, 05/01/2026 (r)	19,893,000	19,694,070
TRI Pointe Group, Inc.
5.250%, 06/01/2027	22,120,000	20,378,050
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	19,243,000	19,221,448
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	26,269,000	25,415,257
		106,699,935
Building Materials - 3.66%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)	18,016,000	17,182,760
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)	20,510,000	20,279,263
Masonite International Corp.
5.750%, 09/15/2026 (r)	15,062,000	15,438,550
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	20,048,000	21,092,300
WESCO Distribution, Inc.
5.375%, 06/15/2024	21,460,000	21,808,725
		95,801,598
Cable & Satellite TV - 5.25%
Altice Luxembourg SA
7.750%, 05/15/2022 (r)	21,763,000	21,817,407
Cable One, Inc.
5.750%, 06/15/2022 (r)	11,020,000	11,212,850
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)	12,683,000	13,126,905
5.750%, 02/15/2026 (r)	20,000,000	21,000,000
CSC Holdings LLC
6.500%, 02/01/2029 (r)	18,570,000	19,800,262
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	13,800,000	13,593,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (r)	19,456,000	19,650,560
VTR Finance BV
6.875%, 01/15/2024 (r)	16,558,000	17,034,043
		137,235,027
Chemicals - 3.37%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	21,407,000	20,764,790
The Chemours Company
7.000%, 05/15/2025 (c)	12,450,000	13,134,750
Element Solutions, Inc.
5.875%, 12/01/2025 (r)	12,988,000	13,083,462
Hexion, Inc.
6.625%, 04/15/2020 (c)	24,580,000	20,585,750
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)	19,013,000	20,557,806
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (Acquired 10/29/2014 - 11/24/2015, Cost $13) (a) (f) (i) (m) (u)	24,222,000	0
		88,126,558
Consumer/Commercial/Lease Financing - 2.49%
Credit Acceptance Corp.
7.375%, 03/15/2023	5,075,000	5,284,344
6.625%, 03/15/2026 (r)	13,200,000	13,431,000
DAE Funding LLC
5.250%, 11/15/2021 (r)	6,485,000	6,630,912
5.000%, 08/01/2024 (r)	17,461,000	17,722,915
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	21,288,000	22,139,520
		65,208,691
Department Stores - 0.92%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	21,273,000	18,028,868
8.625%, 03/15/2025 (r)	10,090,000	5,953,100
		23,981,968
Diversified Capital Goods - 2.58%
EnPro Industries, Inc.
5.750%, 10/15/2026 (r)	13,935,000	14,074,350
General Electric Company
4.500%, 03/11/2044	8,540,000	7,828,094
5.000% (Fixed until 01/21/2021, then 3 Month LIBOR USD + 3.330%), Perpetual	27,773,000	25,926,790
Matthews International Corp.
5.250%, 12/01/2025 (r)	20,370,000	19,606,125
		67,435,359
Electric - Generation - 0.53%
NRG Energy, Inc.
7.250%, 05/15/2026	12,654,000	13,969,257

Electronics - 1.37%
Qorvo, Inc.
5.500%, 07/15/2026 (r)	20,863,000	21,595,291
Sensata Technologies BV
5.625%, 11/01/2024 (r)	13,262,000	14,190,340
		35,785,631
Energy - Exploration & Production - 5.39%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (i) (r)	21,501,000	13,115,610
Callon Petroleum Company
6.375%, 07/01/2026	14,153,000	14,259,147
HighPoint Operating Corp.
8.750%, 06/15/2025 (i)	16,375,000	15,801,875
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (r)	21,084,000	11,279,940
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	1,327,000	1,354,867
7.125%, 04/04/2026 (e) (r)	2,565,000	2,548,327
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (r)	16,527,000	16,113,825
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	20,997,000	19,474,718
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2024 (i) (p)	6,548,276	5,729,742
Sanchez Energy Corp.
6.125%, 01/15/2023 (c)	28,404,000	3,976,560
Ultra Resources, Inc.
7.125%, 04/15/2025 (r)	19,716,000	4,238,940
Unit Corp.
6.625%, 05/15/2021	17,739,000	17,118,135
Whiting Petroleum Corp.
6.625%, 01/15/2026	16,106,000	15,864,410
		140,876,096
Food - Wholesale - 1.12%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)	21,872,134	11,701,592
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	16,809,000	17,502,371
		29,203,963
Forestry/Paper - 4.59%
Boise Cascade Company
5.625%, 09/01/2024 (r)	17,477,000	17,302,230
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021	20,251,000	21,187,609
Mercer International, Inc.
7.375%, 01/15/2025 (r)	17,975,000	18,918,688
Neenah, Inc.
5.250%, 05/15/2021 (i) (r)	17,803,000	17,780,746
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	25,196,000	23,747,230
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	20,964,000	21,226,050
		120,162,553
Gaming - 3.60%
Boyd Gaming Corp.
6.000%, 08/15/2026	16,263,000	16,730,561
International Game Technology Plc
6.250%, 01/15/2027 (r)	8,805,000	9,041,635
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	18,064,000	18,967,200
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	20,635,000	20,119,125
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)	12,043,000	12,103,215
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	18,024,000	17,303,040
		94,264,776
Gas Distribution - 3.09%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)	18,226,000	16,859,050
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	12,451,000	13,571,590
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)	13,847,000	14,359,339
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	17,462,000	17,854,895
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	18,130,000	18,062,013
		80,706,887
Health Facilities - 3.41%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	17,553,000	11,760,510
8.000%, 03/15/2026 (r)	18,205,000	17,464,056
HCA, Inc.
6.500%, 02/15/2020	11,254,000	11,585,123
5.875%, 02/01/2029 (c)	24,525,000	26,455,118
Tenet Healthcare Corp.
6.750%, 06/15/2023 (c)	12,946,000	13,382,928
6.250%, 02/01/2027 (r)	8,120,000	8,434,650
		89,082,385
Health Services - 0.68%
DaVita, Inc.
5.000%, 05/01/2025 (c)	18,441,000	17,740,242

Hotels - 0.49%
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (r)	12,576,000	12,827,520

Machinery - 1.70%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	15,643,000	14,508,882
Itron, Inc.
5.000%, 01/15/2026 (r)	17,648,000	17,405,340
Welbilt, Inc.
9.500%, 02/15/2024	11,655,000	12,616,538
		44,530,760
Managed Care - 0.99%
Centene Corp.
5.375%, 06/01/2026 (r)	12,386,000	12,943,370
WellCare Health Plans, Inc.
5.375%, 08/15/2026 (r)	12,272,000	12,870,260
		25,813,630
Media - Diversified - 0.80%
National CineMedia LLC
5.750%, 08/15/2026	22,586,000	20,892,050

Media Content - 1.54%
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	20,706,000	18,842,460
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	22,269,000	21,406,076
		40,248,536
Medical Products - 1.12%
Avanos Medical, Inc.
6.250%, 10/15/2022	16,430,000	16,861,288
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)	11,951,000	12,369,285
		29,230,573
Metals/Mining Excluding Steel - 2.76%
Century Aluminum Company
7.500%, 06/01/2021 (r)	19,878,000	20,027,085
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	18,022,000	17,391,230
Kaiser Aluminum Corp.
5.875%, 05/15/2024	13,107,000	13,500,210
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	24,014,000	21,372,460
		72,290,985
Oil Field Equipment & Services - 4.70%
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	16,024,000	16,424,600
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (r)	19,809,000	17,134,785
9.625%, 04/01/2023 (r)	4,111,000	3,458,379
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.625%, 05/01/2024 (r)	20,647,000	17,240,245
Nine Energy Service, Inc.
8.750%, 11/01/2023 (r)	13,819,000	14,337,212
SESI LLC
7.750%, 09/15/2024	17,044,000	14,189,130
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	23,887,000	22,752,368
Transocean, Inc.
9.000%, 07/15/2023 (r)	16,356,000	17,500,920
		123,037,639
Oil Refining & Marketing - 1.10%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021 (c)	15,859,000	15,581,467
PBF Holding Company LLC / PBF Finance Corp.
7.250%, 06/15/2025	12,809,000	13,212,484
		28,793,951
Packaging - 0.71%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)	19,645,000	18,466,300

Personal & Household Products - 2.21%
Central Garden & Pet Company
6.125%, 11/15/2023	13,220,000	13,864,475
Energizer Holdings, Inc.
6.375%, 07/15/2026 (r)	16,043,000	16,484,182
Prestige Brands, Inc.
6.375%, 03/01/2024 (r)	12,775,000	13,062,438
Vista Outdoor, Inc.
5.875%, 10/01/2023	15,524,000	14,514,940
		57,926,035
Pharmaceuticals - 2.31%
Bausch Health Companies, Inc.
7.000%, 03/15/2024 (r)	7,541,000	7,997,231
6.125%, 04/15/2025 (r)	21,884,000	21,719,870
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	15,471,000	11,990,025
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.625%, 10/15/2023 (r)	22,445,000	18,741,575
		60,448,701
Printing & Publishing - 2.38%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	17,757,000	17,779,196
8.375%, 08/15/2022 (r)	7,486,000	6,787,556
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	8,675,000	9,217,187
Meredith Corp.
6.875%, 02/01/2026	12,699,000	13,429,193
Multi-Color Corp.
4.875%, 11/01/2025 (r)	14,540,000	15,048,900
		62,262,032
Software/Services - 2.16%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.000%, 07/15/2025 (r)	13,729,000	14,312,482
Nuance Communications, Inc.
5.625%, 12/15/2026	17,734,000	18,221,685
PTC, Inc.
6.000%, 05/15/2024	10,334,000	10,837,783
VeriSign, Inc.
5.250%, 04/01/2025	12,529,000	13,171,111
		56,543,061
Specialty Retail - 1.55%
Murphy Oil USA, Inc.
5.625%, 05/01/2027	16,394,000	17,049,760
PetSmart, Inc.
7.125%, 03/15/2023 (r)	5,940,000	4,455,000
Sonic Automotive, Inc.
5.000%, 05/15/2023	19,788,000	19,095,420
		40,600,180
Support - Services - 4.06%
AECOM
5.125%, 03/15/2027	15,320,000	14,879,550
Aptim Corp.
7.750%, 06/15/2025 (r)	21,453,000	16,679,707
The GEO Group, Inc.
5.875%, 10/15/2024	24,584,000	21,572,460
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)	16,048,000	17,071,060
Sotheby's
4.875%, 12/15/2025 (r)	20,372,000	19,888,165
Staples, Inc.
8.500%, 09/15/2025 (r)	14,606,000	15,993,570
		106,084,512
Technology Hardware & Equipment - 1.51%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	6,984,000	7,376,850
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	17,156,000	16,743,398
Ingram Micro, Inc.
5.450%, 12/15/2024	15,549,000	15,434,074
		39,554,322
Telecom - Wireless - 0.81%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)	19,509,000	21,069,720

Transport Infrastructure/Services - 1.56%
GasLog Ltd.
8.875%, 03/22/2022 (i)	19,728,000	20,517,120
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	10,541,000	10,812,431
6.750%, 08/15/2024 (r)	9,329,000	9,538,902
		40,868,453
Total corporate bonds (Cost $2,337,573,652)		2,254,460,194

TERM LOANS - 5.46%
Building Materials - 0.62%
Foundation Building Materials LLC
5.499% (1 Month LIBOR USD + 3.000%), 08/13/2025 (Acquired 05/11/2018 - 06/19/2018, Cost $16,474,868) (b) (m)	16,458,750	16,181,009

Energy - Exploration & Production - 0.59%
Fieldwood Energy LLC
7.749% (1 Month LIBOR USD + 5.250%), 04/11/2022 (Acquired 04/11/2018, Cost $7,228,724) (b) (m)	7,248,658	7,001,769
9.749% (1 Month LIBOR USD + 7.250%), 04/11/2023 (Acquired 04/11/2018, Cost $9,483,203) (b) (m)	9,785,808	8,366,866
		15,368,635
Managed Care - 0.46%
Wink Holdco, Inc.
5.499% (1 Month LIBOR USD + 3.000%), 12/02/2024 (Acquired 11/02/2017 - 01/10/2019, Cost $12,275,761) (b) (m)	12,386,143	12,030,041

Oil Field Equipment & Services - 0.10%
Iracore International Holdings, Inc.
11.500% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $2,590,943) (b) (f) (i) (m) (u)	2,590,943	2,590,943

Software/Services - 0.60%
The Dun & Bradstreet Corp.
7.490% (1 Month LIBOR USD + 5.000%), 02/06/2026 (Acquired 02/01/2019 - 03/12/2019, Cost $15,613,856) (b) (e) (m)	15,785,000	15,637,016

Specialty Retail - 1.72%
Boardriders, Inc.
8.999% (1 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $6,333,652) (b) (m)	6,452,100	6,419,840
Office Depot, Inc.
7.734% (1 Month LIBOR USD + 5.250%), 11/08/2022 (Acquired 11/03/2017 - 01/23/2019, Cost $7,562,973) (b) (m)	7,713,208	7,877,113
PetSmart, Inc.
5.490% (1 Month LIBOR USD + 3.000%), 03/11/2022 (Acquired 10/01/2018 - 01/02/2019, Cost $18,930,584) (b) (e) (m)	22,373,050	20,124,670
Staples, Inc.
6.489% (1 Month LIBOR USD + 4.000%), 09/12/2024 (Acquired 08/15/2017, Cost $10,568,191) (b) (m)	10,594,678	10,528,408
		44,950,031
Support - Services - 0.47%
Brookfield WEC Holdings, Inc.
6.249% (1 Month LIBOR USD + 3.750%), 08/01/2025 (Acquired 07/26/2018 - 08/09/2018, Cost $12,509,244) (b) (m)	12,491,693	12,485,634

Technology Hardware & Equipment - 0.40%
CommScope, Inc.
5.729% (1 Month LIBOR USD + 3.250%), 02/06/2026 (Acquired 02/07/2019, Cost $10,385,887) (b) (e) (m)	10,460,000	10,468,682

Transportation Excluding Air/Rail - 0.50%
International Seaways Operating Corp.
8.500% (1 Month LIBOR USD + 6.000%), 06/22/2022 (Acquired 06/20/2017 - 08/07/2017, Cost $12,812,235) (b) (m)	12,988,705	13,134,828
Total term loans (Cost $142,770,121)		142,846,819

	Shares
PREFERRED STOCKS - 0.43%	Held
Food - Wholesale - 0.43%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $11,192,395) (a) (f) (i) (m) (u)	15,232,907	11,272,351
Total preferred stocks (Cost $11,192,395)		11,272,351

COMMON STOCKS - 2.85%
Automakers - 0.00%
General Motors Company - Escrow (Acquired 11/17/2009 - 04/06/2011, Cost $0) (a) (f) (i) (m) (u)	352,400	0

Energy - Exploration & Production - 0.20%
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $2,595,253) (a) (i) (m)	111,241	3,225,989
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $1,705,030) (a) (i) (m)	30,033	870,957
PetroQuest Energy, Inc. (a) (f) (i)	728,495	859,623
Warren Resources, Inc. (Acquired 11/23/2016, Cost $160,767) (a) (f) (i) (m) (u)	116,226	160,741
		5,117,310
Metals/Mining Excluding Steel - 1.78%
American Zinc Recycling LLC (Acquired 07/19/2012 - 09/30/2016, Cost $35,758,540) (a) (f) (i) (m) (o) (u)	76,444	34,749,149
RA Parent, Inc. (Acquired 12/23/2014 - 01/18/2018, Cost $17,853,515) (a) (f) (i) (m) (o) (u)	288	11,731,221
		46,480,370
Oil Field Equipment & Services - 0.11%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,696,250) (a) (f) (i) (m) (o) (u)	22,092	2,960,991

Specialty Retail - 0.76%
Quiksilver, Inc. (Acquired 07/11/2013 - 05/12/2016, Cost $28,586,327) (a) (f) (i) (m) (u)	582,983	19,821,422
Total common stocks (Cost $106,321,198)		74,380,093

WARRANTS - 0.00%
Energy - Exploration & Production - 0.00%
Lonestar Resources America, Inc. (Acquired 08/19/2016 - 09/30/2016, Cost $763,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price $5.00	180,000	0
Total warrants (Cost $763,200)		0
Total long-term investments (Cost $2,598,620,566)		2,482,959,457

SHORT-TERM INVESTMENTS - 4.42%
Money Market Funds - 2.89%
JPMorgan U.S. Government Money Market Fund - Class IM, 1.94%^	75,438,935	75,438,935

	Principal
Time Deposits - 1.53%	Amount
JPMorgan Chase & Company, 1.78%, 04/01/2019*	$40,038,809	40,038,809
Total short-term investments (Cost $115,477,744)		115,477,744

Total investments - 99.36% (Cost $2,714,098,310)		2,598,437,201

Other assets in excess of liabilities - 0.64%		16,812,677

Net assets - 100.00%		$2,615,249,878

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2019.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $84,146,441, which represented 3.22% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $227,639,639, which represented 8.70% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2019, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation	Value at
Issuer Name	July 1, 2018	Purchases	Sales	Gains (Losses)	(Depreciation)	March 31, 2019	Dividends
American Zinc Recycling LLC	$30,319,984	$-	$-	$-	$4,429,165	$34,749,149	$-
GHW Holdco LLC+	1,339,581		(3,738,000)	3,196,001	(797,582)	-	267,000
Iracore Investments Holdings, Inc.	4,696,318	-	-	-	(1,735,327)	2,960,991	-
RA Parent, Inc.	11,731,221	-	-	-	-	11,731,221	-
	$48,087,104	$-	$(3,738,000)	$3,196,001	$1,896,256	$49,441,361	$267,000

+	Issuer was not an affiliate as of March 31, 2019.

(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,498,706,263, which represented 57.31% of net assets.

(u)	- Value determined using significant unobservable inputs.
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
^	Rate shown is the 7-day yield as of March 31, 2019.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2019:

Level 1 --- Quoted prices in an active market:
Money Market Funds	$75,438,935
Time Deposits	40,038,809
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy - Exploration & Production	4,956,569
Corporate Bonds	2,254,460,194
Term Loans	140,255,876
Warrants	0
Level 3 --- Significant unobservable inputs:
Common Stocks:
Automakers	0
Energy - Exploration & Production	160,741
Metals/Mining Excluding Steel	46,480,370
Oil Field Equipment & Services	2,960,991
Specialty Retail	19,821,422
Preferred Stocks:
Food - Wholesale	11,272,351
Corporate Bonds	0
Term Loans	2,590,943

Total Investments	$2,598,437,201

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2019:

	Fair Value at March 31, 2019	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks:	$19,821,422	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Market comparable companies	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	160,741	Last traded price (stale)	N/A	$8	Increase
	46,480,370	Market comparable companies	EBITDA multiple	5.0x - 7.3x	Increase
	2,960,991	Market quote (stale)	N/A	$134.03	Increase
Total Common Stocks	69,423,524

Preferred Stocks	11,272,351	Last traded price (stale)	N/A	$0.74	Increase

Corporate Bonds	0	Estimated recovery value	Probability of asset recovery	$0	Increase

Term Loans	2,590,943	Market quote (stale)	N/A	$00.00	Increase
	$83,286,818

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2018	$68,069,267	$11,272,351	$1,349,465	$2,590,943	$83,282,026
Purchases	-	-	-	-	-
Sales	(3,771,450)	-	(1,383,299)	-	(5,154,749)
Accrued discounts (premiums)	-	-	400	-	400
Realized gains (losses)	3,229,451	-	954,070	-	4,183,521
Change in unrealized appreciation (depreciation)	1,896,256	-	(920,636)	-	975,620
Transfers into Level 3	-	-	-	-	-
Balance at March 31, 2019	$69,423,524	$11,272,351	$0	$2,590,943	$83,286,818

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2019	$2,693,838	$-	$-	$-	$2,693,838

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2019, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2019, the Fund did not have any outstanding unfunded loan commitments.